UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05968
JOHN HANCOCK MUNICIPAL SECURITIES TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended May 31, 2026:
  John Hancock High Yield Municipal Bond Fund
  John Hancock Municipal Opportunities Fund
  John Hancock Short Duration Municipal Opportunities Fund

John Hancock High Yield Municipal Bond Fund
Class A/JHTFX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class A/JHTFX)	$101	0.98%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class A/JHTFX) returned 6.65% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and was a strong contributor to performance during the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also aided absolute fund performance.

TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in holdings funding a rail project and metal recycling plants.
Tobacco-related bonds | Several of the fund’s positions in tobacco bonds detracted during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class A/JHTFX)	2.39%	(0.20)%	2.09%
High Yield Municipal Bond Fund (Class A/JHTFX)—excluding sales charge	6.65%	0.61%	2.51%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg High Yield Municipal Bond Index	6.21%	1.78%	4.15%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$516,063,484
Total number of portfolio holdings	425
Total advisory fees paid (net)	$1,483,094
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.5%
Revenue bonds	87.3%
Health care	20.8%
Education	18.3%
Other revenue	16.6%
Development	11.8%
Airport	6.6%
Tobacco	5.1%
Transportation	3.2%
Housing	2.8%
Facilities	0.9%
Water and sewer	0.6%
Pollution	0.6%
Short-term investments	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5530248
59A-A
5/26
7/26
John Hancock High Yield Municipal Bond Fund

John Hancock High Yield Municipal Bond Fund
Class C/JCTFX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class C/JCTFX)	$178	1.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class C/JCTFX) returned 5.86% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and was a strong contributor to performance during the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also aided absolute fund performance.

TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in holdings funding a rail project and metal recycling plants.
Tobacco-related bonds | Several of the fund’s positions in tobacco bonds detracted during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class C/JCTFX)	4.86%	(0.14)%	1.74%
High Yield Municipal Bond Fund (Class C/JCTFX)—excluding sales charge	5.86%	(0.14)%	1.74%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg High Yield Municipal Bond Index	6.21%	1.78%	4.15%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$516,063,484
Total number of portfolio holdings	425
Total advisory fees paid (net)	$1,483,094
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.5%
Revenue bonds	87.3%
Health care	20.8%
Education	18.3%
Other revenue	16.6%
Development	11.8%
Airport	6.6%
Tobacco	5.1%
Transportation	3.2%
Housing	2.8%
Facilities	0.9%
Water and sewer	0.6%
Pollution	0.6%
Short-term investments	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5530248
59A-C
5/26
7/26
John Hancock High Yield Municipal Bond Fund

John Hancock High Yield Municipal Bond Fund
Class I/JHYMX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class I/JHYMX)	$86	0.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class I/JHYMX) returned 6.81% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and was a strong contributor to performance during the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also aided absolute fund performance.

TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in holdings funding a rail project and metal recycling plants.
Tobacco-related bonds | Several of the fund’s positions in tobacco bonds detracted during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class I/JHYMX)	6.81%	0.76%	2.66%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg High Yield Municipal Bond Index	6.21%	1.78%	4.15%

Class I shares were first offered 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$516,063,484
Total number of portfolio holdings	425
Total advisory fees paid (net)	$1,483,094
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.5%
Revenue bonds	87.3%
Health care	20.8%
Education	18.3%
Other revenue	16.6%
Development	11.8%
Airport	6.6%
Tobacco	5.1%
Transportation	3.2%
Housing	2.8%
Facilities	0.9%
Water and sewer	0.6%
Pollution	0.6%
Short-term investments	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5530248
59A-I
5/26
7/26
John Hancock High Yield Municipal Bond Fund

John Hancock High Yield Municipal Bond Fund
Class R6/JCTRX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class R6/JCTRX)	$78	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class R6/JCTRX) returned 6.74% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and was a strong contributor to performance during the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also aided absolute fund performance.

TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in holdings funding a rail project and metal recycling plants.
Tobacco-related bonds | Several of the fund’s positions in tobacco bonds detracted during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class R6/JCTRX)	6.74%	0.78%	2.68%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg High Yield Municipal Bond Index	6.21%	1.78%	4.15%

Class R6 shares were first offered 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$516,063,484
Total number of portfolio holdings	425
Total advisory fees paid (net)	$1,483,094
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.5%
Revenue bonds	87.3%
Health care	20.8%
Education	18.3%
Other revenue	16.6%
Development	11.8%
Airport	6.6%
Tobacco	5.1%
Transportation	3.2%
Housing	2.8%
Facilities	0.9%
Water and sewer	0.6%
Pollution	0.6%
Short-term investments	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5530248
59A-R6
5/26
7/26
John Hancock High Yield Municipal Bond Fund

John Hancock Municipal Opportunities Fund
Class A/TAMBX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class A/TAMBX)	$76	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Municipal Opportunities Fund (Class A/TAMBX) returned 6.38% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and outperformed on an absolute basis during the period.
Transportation municipal bonds | The fund benefited from positions in bonds funding airport infrastructure.

TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The fund’s holdings in this sector declined overall, primarily due to weakness in two holdings—a rail project and a metal recycling plant.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class A/TAMBX)	2.09%	0.12%	1.71%
Municipal Opportunities Fund (Class A/TAMBX)—excluding sales charge	6.38%	0.93%	2.12%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,555,203,196
Total number of portfolio holdings	924
Total advisory fees paid (net)	$6,411,051
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	83.5%
Other revenue	28.7%
Health care	16.8%
Airport	9.2%
Education	8.7%
Development	7.2%
Utilities	3.4%
Water and sewer	2.9%
Housing	2.6%
Transportation	2.5%
Pollution	0.9%
Tobacco	0.4%
Facilities	0.2%
Corporate bonds	0.2%
Closed-end funds	0.1%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5530238
52A-A
5/26
7/26
John Hancock Municipal Opportunities Fund

John Hancock Municipal Opportunities Fund
Class C/TBMBX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class C/TBMBX)	$153	1.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Municipal Opportunities Fund (Class C/TBMBX) returned 5.59% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and outperformed on an absolute basis during the period.
Transportation municipal bonds | The fund benefited from positions in bonds funding airport infrastructure.

TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The fund’s holdings in this sector declined overall, primarily due to weakness in two holdings—a rail project and a metal recycling plant.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class C/TBMBX)	4.59%	0.20%	1.36%
Municipal Opportunities Fund (Class C/TBMBX)—excluding sales charge	5.59%	0.20%	1.36%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,555,203,196
Total number of portfolio holdings	924
Total advisory fees paid (net)	$6,411,051
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	83.5%
Other revenue	28.7%
Health care	16.8%
Airport	9.2%
Education	8.7%
Development	7.2%
Utilities	3.4%
Water and sewer	2.9%
Housing	2.6%
Transportation	2.5%
Pollution	0.9%
Tobacco	0.4%
Facilities	0.2%
Corporate bonds	0.2%
Closed-end funds	0.1%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530238

52A-C

5/26

7/26

John Hancock Municipal Opportunities Fund

John Hancock Municipal Opportunities Fund
Class I/JTBDX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class I/JTBDX)	$61	0.59%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Municipal Opportunities Fund (Class I/JTBDX) returned 6.54% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and outperformed on an absolute basis during the period.
Transportation municipal bonds | The fund benefited from positions in bonds funding airport infrastructure.

TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The fund’s holdings in this sector declined overall, primarily due to weakness in two holdings—a rail project and a metal recycling plant.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class I/JTBDX)	6.54%	1.09%	2.28%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

Class I shares were first offered 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,555,203,196
Total number of portfolio holdings	924
Total advisory fees paid (net)	$6,411,051
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	83.5%
Other revenue	28.7%
Health care	16.8%
Airport	9.2%
Education	8.7%
Development	7.2%
Utilities	3.4%
Water and sewer	2.9%
Housing	2.6%
Transportation	2.5%
Pollution	0.9%
Tobacco	0.4%
Facilities	0.2%
Corporate bonds	0.2%
Closed-end funds	0.1%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530238

52A-I

5/26

7/26

John Hancock Municipal Opportunities Fund

John Hancock Municipal Opportunities Fund
Class R6/JTMRX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class R6/JTMRX)	$53	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Municipal Opportunities Fund (Class R6/JTMRX) returned 6.74% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and outperformed on an absolute basis during the period.
Transportation municipal bonds | The fund benefited from positions in bonds funding airport infrastructure.

TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The fund’s holdings in this sector declined overall, primarily due to weakness in two holdings—a rail project and a metal recycling plant.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class R6/JTMRX)	6.74%	1.15%	2.29%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

Class R6 shares were first offered 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,555,203,196
Total number of portfolio holdings	924
Total advisory fees paid (net)	$6,411,051
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	83.5%
Other revenue	28.7%
Health care	16.8%
Airport	9.2%
Education	8.7%
Development	7.2%
Utilities	3.4%
Water and sewer	2.9%
Housing	2.6%
Transportation	2.5%
Pollution	0.9%
Tobacco	0.4%
Facilities	0.2%
Corporate bonds	0.2%
Closed-end funds	0.1%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5530238
52A-R6
5/26
7/26
John Hancock Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class A/JHSFX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	$64	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class A/JHSFX) returned 4.94% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Transportation municipal bonds | Fund performance on an absolute basis benefited from positions in bonds funding airport infrastructure.
Special tax revenue bonds | The fund’s holdings in bonds backed by special tax assessments also aided absolute performance.

TOP PERFORMANCE DETRACTORS
Industrial development bonds | The fund’s holdings in this sector declined slightly, primarily due to weakness in two holdings—a rail project and a metal recycling plant.
Pre-paid natural gas bonds | A notable position in bonds funding pre-paid natural gas contracts for municipal utilities weighed on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	2.59%	3.81%
Short Duration Municipal Opportunities Fund (Class A/JHSFX)—excluding sales charge	4.94%	4.41%
Bloomberg Municipal Bond Index	6.67%	3.00%
Bloomberg Municipal 1-5 Year Index	3.64%	2.56%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 2.25%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$197,289,027
Total number of portfolio holdings	351
Total advisory fees paid (net)	$176,034
Portfolio turnover rate	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	13.2%
Revenue bonds	83.7%
Other revenue	24.5%
Development	13.3%
Health care	10.7%
Airport	9.7%
Housing	7.5%
Education	5.6%
Utilities	4.7%
Pollution	4.6%
Water and sewer	2.5%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments	3.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5530261
489A-A
5/26
7/26
John Hancock Short Duration Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class C/JHSHX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	$140	1.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class C/JHSHX) returned 4.16% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Transportation municipal bonds | Fund performance on an absolute basis benefited from positions in bonds funding airport infrastructure.
Special tax revenue bonds | The fund’s holdings in bonds backed by special tax assessments also aided absolute performance.

TOP PERFORMANCE DETRACTORS
Industrial development bonds | The fund’s holdings in this sector declined slightly, primarily due to weakness in two holdings—a rail project and a metal recycling plant.
Pre-paid natural gas bonds | A notable position in bonds funding pre-paid natural gas contracts for municipal utilities weighed on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	3.16%	3.63%
Short Duration Municipal Opportunities Fund (Class C/JHSHX)—excluding sales charge	4.16%	3.63%
Bloomberg Municipal Bond Index	6.67%	3.00%
Bloomberg Municipal 1-5 Year Index	3.64%	2.56%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$197,289,027
Total number of portfolio holdings	351
Total advisory fees paid (net)	$176,034
Portfolio turnover rate	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	13.2%
Revenue bonds	83.7%
Other revenue	24.5%
Development	13.3%
Health care	10.7%
Airport	9.7%
Housing	7.5%
Education	5.6%
Utilities	4.7%
Pollution	4.6%
Water and sewer	2.5%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments	3.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5530261
489A-C
5/26
7/26
John Hancock Short Duration Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class I/JHSJX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	$48	0.47%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class I/JHSJX) returned 5.00% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Transportation municipal bonds | Fund performance on an absolute basis benefited from positions in bonds funding airport infrastructure.
Special tax revenue bonds | The fund’s holdings in bonds backed by special tax assessments also aided absolute performance.

TOP PERFORMANCE DETRACTORS
Industrial development bonds | The fund’s holdings in this sector declined slightly, primarily due to weakness in two holdings—a rail project and a metal recycling plant.
Pre-paid natural gas bonds | A notable position in bonds funding pre-paid natural gas contracts for municipal utilities weighed on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	5.00%	4.56%
Bloomberg Municipal Bond Index	6.67%	3.00%
Bloomberg Municipal 1-5 Year Index	3.64%	2.56%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$197,289,027
Total number of portfolio holdings	351
Total advisory fees paid (net)	$176,034
Portfolio turnover rate	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	13.2%
Revenue bonds	83.7%
Other revenue	24.5%
Development	13.3%
Health care	10.7%
Airport	9.7%
Housing	7.5%
Education	5.6%
Utilities	4.7%
Pollution	4.6%
Water and sewer	2.5%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments	3.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5530261
489A-I
5/26
7/26
John Hancock Short Duration Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class R6/JHSKX
Annual SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	$40	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class R6/JHSKX) returned 5.08% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Transportation municipal bonds | Fund performance on an absolute basis benefited from positions in bonds funding airport infrastructure.
Special tax revenue bonds | The fund’s holdings in bonds backed by special tax assessments also aided absolute performance.

TOP PERFORMANCE DETRACTORS
Industrial development bonds | The fund’s holdings in this sector declined slightly, primarily due to weakness in two holdings—a rail project and a metal recycling plant.
Pre-paid natural gas bonds | A notable position in bonds funding pre-paid natural gas contracts for municipal utilities weighed on performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	5.08%	4.60%
Bloomberg Municipal Bond Index	6.67%	3.00%
Bloomberg Municipal 1-5 Year Index	3.64%	2.56%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$197,289,027
Total number of portfolio holdings	351
Total advisory fees paid (net)	$176,034
Portfolio turnover rate	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	13.2%
Revenue bonds	83.7%
Other revenue	24.5%
Development	13.3%
Health care	10.7%
Airport	9.7%
Housing	7.5%
Education	5.6%
Utilities	4.7%
Pollution	4.6%
Water and sewer	2.5%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments	3.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5530261

489A-R6

5/26

7/26

John Hancock Short Duration Municipal Opportunities Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $138,371 and $137,811 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $2,300 and $2,086 for fiscal years ended May 31, 2026 and May 31, 2025, respectively.

Amounts billed to control affiliates were $137,100 and $132,464 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $12,968 and $12,968 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $2,034 and $0 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,071,225 for the fiscal year ended May 31, 2026 and $649,100 for the fiscal year ended May 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2026 for the following funds:

  John Hancock High Yield Municipal Bond Fund

  John Hancock Municipal Opportunities Fund

  John Hancock Short Duration Municipal Opportunities Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
High Yield Municipal Bond Fund
Fixed income
May 31, 2026

John Hancock
High Yield Municipal Bond Fund

2	Fund’s investments
26	Financial statements
29	Financial highlights
33	Notes to financial statements
41	Report of independent registered public accounting firm
42	Tax information
43	Other N-CSR Items
1	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

Fund’s investments
AS OF 5-31-26
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 106.2%				$548,108,275
(Cost $549,878,364)
Alabama 2.0%				10,289,151
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	2,000,000	2,047,473
Black Belt Energy Gas District Gas Project, Series C (A)	5.500	11-01-56	5,000,000	5,341,436
Mobile County Industrial Development Authority AM/NS Calvert LLC Project, Series A, AMT	5.000	06-01-54	2,975,000	2,900,242
Alaska 0.5%				2,415,765
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	1,500,000	1,274,368
Northern Tobacco Securitization Corp. Series B-2, Class 2 (B)	5.493	06-01-66	10,000,000	1,141,397
Arizona 3.0%				15,618,714
Arizona Industrial Development Authority Academies of Math & Science, Series B (A)	5.250	07-01-51	565,000	536,435
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	635,291
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	2,270,000	1,763,685
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-41	1,000,000	988,825
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-56	1,265,000	1,095,677
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	749,977
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project (A)	4.000	07-01-61	1,000,000	744,456
Maricopa County Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	6.000	07-01-52	375,000	376,209
Maricopa County Industrial Development Authority Bonesta Project, Series A-1	7.000	05-01-66	1,500,000	1,517,554
Maricopa County Industrial Development Authority Valley Christian Schools Project, Series A (A)	6.250	07-01-53	560,000	549,765
Maricopa County Pollution Control Corp. El Paso Electric Company Palo Verde Project, Series A	4.500	08-01-42	1,000,000	1,000,104
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Sierra Vista Industrial Development Authority American Leadership Academy Project (A)	5.000	06-15-54	1,220,000	$1,062,324
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.250	06-15-66	2,000,000	1,954,119
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	1,500,000	1,502,904
The Industrial Development Authority of the County of Pima American Leadership Academy (A)	4.000	06-15-51	1,500,000	1,141,389
Arkansas 0.4%				2,186,424
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	1,100,000	1,183,524
Arkansas Development Finance Authority Providence Academy Project, Series A (A)	6.750	07-01-61	1,000,000	1,002,900
California 9.0%				46,214,371
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	500,000	342,146
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (A)	3.000	02-01-57	450,000	277,814
California County Tobacco Securitization Agency Series B-2 (B)	5.402	06-01-55	19,625,000	4,173,474
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	5,750,000	3,220,000
California Municipal Finance Authority NorthBay Healthcare Group	5.000	11-01-44	295,000	291,891
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-47	565,000	563,957
California Municipal Finance Authority Turning Point Schools (A)	5.250	06-01-44	1,000,000	985,014
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.200	06-15-54	700,000	734,117
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	1,050,000	1,105,096
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	250,000	226,333
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	620,858
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (A)	6.000	06-15-65	1,000,000	1,018,914
California Public Finance Authority The Marisol, Series A (A)	5.100	04-01-66	1,000,000	1,003,562
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	700,000	607,783
3	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	$1,027,872
California Statewide Financing Authority Tobacco Securitization Program, Series C (A)(B)	9.881	06-01-55	8,000,000	499,979
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	942,560
City of Oroville Oroville Hospital (C)	5.250	04-01-54	705,000	486,450
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-49	585,000	595,455
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	1,000,000	731,881
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (A)	3.500	10-01-46	995,000	831,808
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	2,000,000	1,568,105
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (A)	3.125	07-01-56	1,000,000	658,490
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,500,000	1,037,590
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	308,571
Golden State Tobacco Securitization Corp. Series A-1	3.714	06-01-41	1,500,000	1,178,747
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.848	06-01-66	2,850,000	283,884
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	7.019	06-01-36	3,400,000	1,707,856
Kaweah Delta Health Care District Guild Series B	4.000	06-01-37	10,000	9,062
River Islands Public Financing Authority Community Facilities District No. 2023-1	4.500	09-01-44	500,000	487,838
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.500	09-01-48	995,000	1,023,425
San Francisco City & County Airport Commission Series A, AMT (D)	5.250	05-01-49	15,025,000	15,720,328
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,470,000	1,482,499
Tobacco Securitization Authority of Southern California San Diego County Tobacco Securitization Corp., Series B-2, Class 2 (B)	6.131	06-01-54	2,500,000	461,012
Colorado 4.5%				23,281,034
Aerotropolis Regional Transportation Authority Special Revenue	4.250	12-01-41	1,000,000	946,129
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	2,000,000	$2,017,422
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (A)	6.000	07-01-55	1,430,000	1,453,246
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,500,000	1,508,135
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,265,000	1,289,437
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	1,015,188
Green Valley Ranch East Metropolitan District No. 9 Series A, GO (0.000% to 12-1-29, then 6.500% thereafter)	0.000	12-01-55	1,750,000	1,445,817
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	716,226	744,563
Lafferty Canyon Metropolitan District Series A, GO	5.625	12-01-55	1,440,000	1,461,085
Pinery Commercial Metropolitan District No. 2 Colorado Special Revenue	5.750	12-01-54	500,000	495,960
Platte River Metropolitan District Series A, GO (A)	6.500	08-01-53	392,000	400,657
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	990,000	958,837
Rampart Range Metropolitan District No. 5	4.000	12-01-51	1,500,000	1,218,877
Sky Ranch Community Authority Board Series A	5.750	12-01-52	1,600,000	1,622,984
Sky Ranch Community Authority Board Series B, GO (C)	6.500	12-15-54	523,000	523,034
St. Vrain Lakes Metropolitan District No. 4 Series A, GO (0.000% to 12-1-30, then 6.750% thereafter) (A)	0.000	09-20-54	1,500,000	1,118,522
Sterling Ranch Community Authority Board Special Improvement District No. 1	5.625	12-01-43	505,000	524,860
Vermilion Creek Metropolitan District No. 3 Series A, GO	5.875	12-01-55	2,550,000	2,616,558
Village Metropolitan District Series A, GO	5.750	12-01-55	1,000,000	1,014,570
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (B)	8.021	12-01-37	941,177	382,428
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	522,725
Connecticut 0.9%				4,772,685
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	450,000	446,270
5	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Connecticut (continued)
Great Pond Improvement District Great Pond Phase 1 Project (A)	4.750	10-01-48	925,000	$893,103
Stamford Housing Authority Mozaic Concierge Living Project, Series A	6.250	10-01-60	1,500,000	1,521,760
Town of Hamden Whitney Center Project	5.000	01-01-50	2,125,000	1,911,552
Delaware 0.1%				755,752
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	3.000	06-01-32	450,000	415,130
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	390,000	340,622
District of Columbia 3.9%				20,339,941
District of Columbia Union Market Project, Series A (A)	4.250	06-01-46	2,000,000	1,708,601
District of Columbia Union Market Project, Series B (0.000% to 6-1-34, then 6.250% thereafter) (A)	0.000	06-01-41	3,000,000	1,968,684
District of Columbia Union Market Project, Series B (0.000% to 6-1-34, then 6.600% thereafter) (A)	0.000	06-01-49	3,000,000	1,892,094
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (E)	6.500	10-01-41	3,000,000	3,038,153
Metropolitan Washington District of Columbia Airports Authority Series A, AMT (D)	5.250	10-01-49	11,320,000	11,732,409
Florida 10.0%				51,360,561
Alachua County Health Facilities Authority Oak Hammock at the University of Florida Project, Series A	5.750	10-01-53	3,000,000	3,149,873
Braddock Lakes Community Development District Series 2025	5.550	05-01-45	1,000,000	1,013,334
Capital Projects Finance Authority Kissimmee Charter Academy Project (A)	6.625	06-15-59	890,000	914,207
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-54	1,200,000	1,099,790
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-64	1,890,000	1,682,591
Capital Trust Authority Florida Institute of Technology Project, Series A (A)	5.250	07-01-55	1,200,000	1,164,266
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	310,000	$324,384
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.625	06-15-44	250,000	257,843
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	6.000	06-15-54	795,000	812,171
Capital Trust Authority The Classical Academy of Sarasota Project (A)	6.125	07-01-55	1,500,000	1,506,532
Capital Trust Authority The Classical Academy of Sarasota Project, Series A (A)	5.250	07-01-54	500,000	451,628
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	4,300,000	3,510,570
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	1,750,000	1,588,595
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	900,000	728,662
City of Venice Village on the Isle Project, Series A (A)	5.500	01-01-55	1,000,000	996,404
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-49	950,000	837,380
County of Okaloosa Air Force Enlisted Village, Inc. Project (A)	5.750	05-15-55	1,000,000	1,016,079
Firethorn Community Development District Assessment Area One	5.600	05-01-55	975,000	966,908
Florida Development Finance Corp. River City Science Academy	5.000	07-01-57	10,000	9,232
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	4.450	07-01-37	1,000,000	1,021,029
Florida Higher Educational Facilities Financing Authority Keiser University Project (A)	6.000	07-01-45	2,850,000	2,916,730
Florida Local Government Finance Commission BridgePrep Academy Project, Series A (A)	6.000	06-15-45	2,000,000	2,080,010
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series A (A)	6.750	11-15-55	2,000,000	2,113,366
Florida Local Government Finance Commission Life Care ET Project, Series A (A)	11.500	12-01-30	2,000,000	2,095,505
Florida Local Government Finance Commission The Sanctuary at Village on the Isle Project, Series A (A)	11.000	12-22-30	1,500,000	1,572,857
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	881,502
7	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Kingston One Community Development District 2025 Project Area	5.750	05-01-45	1,250,000	$1,303,527
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project, Phase 2	4.000	05-01-51	925,000	774,852
Lee County Industrial Development Authority Shell Point Obligated Group, Series A	5.250	11-15-54	500,000	502,774
Miami-Dade County Industrial Development Authority PRG Casa Properties LLC Project, Series A-1 (A)	5.375	07-01-65	2,000,000	2,073,478
Middleton Community Development District A Special Assessment Revenue	4.550	05-01-44	550,000	545,652
Middleton Community Development District A Special Assessment Revenue	4.750	05-01-55	200,000	185,810
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	985,000	1,023,960
Ormond Crossings West Community Development District Master Infrastructure Project	5.750	11-01-47	750,000	752,523
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-47	1,000,000	1,002,454
Palm Beach County Health Facilities Authority Lifespace Communities, Inc., Series B	5.625	05-15-61	2,000,000	2,012,593
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	755,000	705,755
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(C)	5.875	01-01-33	950,000	190,000
Portico Community Development District Series 1	3.200	05-01-31	840,000	809,407
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-41	395,000	356,413
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-46	3,955,000	3,264,172
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	1,465,000	1,145,743
Georgia 0.9%				4,528,422
Development Authority of Bainbridge and Decatur County Spring Creek Charter Academy Project (A)	6.750	04-01-66	2,500,000	2,507,858
Savannah Georgia Convention Center Authority Convention Center Hotel, Second Tier, Series B (A)	6.000	06-01-50	1,000,000	1,001,598
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.200	06-15-33	500,000	511,688
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.700	06-15-38	500,000	$507,278
Idaho 0.8%				4,024,470
Avimor Community Infrastructure District No. 1 Assessment Area 5 (A)	5.875	09-01-53	606,000	618,902
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	3,400,000	3,405,568
Illinois 3.7%				19,042,288
Chicago Board of Education Series A, GO	5.750	12-01-50	1,250,000	1,259,651
Chicago Board of Education Series A, GO	6.250	12-01-50	2,850,000	2,999,231
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	472,516
City of Chicago Series A, GO	6.000	01-01-38	930,000	937,764
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,170,074
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	532,327
Illinois Finance Authority Goodman Theatre Project, Series A (A)	6.000	10-01-45	1,000,000	1,024,156
Illinois Finance Authority Goodman Theatre Project, Series A (A)	6.125	10-01-50	1,000,000	1,012,222
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	750,000	855,898
Illinois Finance Authority Music and Dance Theater Chicago (A)	6.000	10-01-50	1,800,000	1,791,741
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	550,000	524,611
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,085,000	1,084,809
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	898,479
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	2,000,000	1,811,323
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	1,438,114	1,438,670
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series B (A)	5.750	12-01-43	1,200,000	1,228,816
Indiana 1.7%				8,638,041
City of Valparaiso Pratt Paper LLC Project, AMT (A)	5.000	01-01-54	500,000	489,180
9	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority Global Preparatory Academy Project, Series A (A)	6.375	10-15-60	1,140,000	$1,143,490
Indiana Finance Authority Greenwood Village South Project, Series A	5.750	05-15-60	1,850,000	1,881,724
Indiana Finance Authority Marquette Project, Series A	5.125	03-01-45	1,000,000	1,028,609
Indiana Finance Authority Polyflow Industry Project, AMT (A)(C)	7.000	03-01-39	2,830,000	283
Indiana Finance Authority Student Housing Project, Series A	5.250	07-01-64	750,000	752,960
Indiana Finance Authority The Methodist Hospitals, Inc., Series A	5.500	09-15-44	1,420,000	1,449,306
Indiana Finance Authority Tippecanoe LLC Student Housing Project, Series A	5.375	06-01-64	1,000,000	1,000,353
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	855,000	892,136
Iowa 0.6%				3,332,337
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-53	2,000,000	1,593,598
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,080,000	1,039,757
Iowa Tobacco Settlement Authority Series B-2 (B)	4.998	06-01-65	4,815,000	698,982
Kansas 1.6%				8,431,657
City of Wichita Larksfield Place, Series VII-A	6.750	06-01-60	1,000,000	1,026,798
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	2,400,000	2,403,476
Wyandotte County-Kansas City Unified Government Northwest Speedway Star Bond District Project (A)	5.500	03-01-46	3,000,000	3,011,894
Wyandotte County-Kansas City Unified Government Village East Project, Areas 2B, 3, and 5 (A)	5.250	09-01-35	1,960,000	1,989,489
Louisiana 1.2%				5,990,502
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	1,001,800
Louisiana Public Facilities Authority I-10 Calcasieu River Bridge Project, AMT	5.000	09-01-66	3,975,000	3,888,431
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	$1,100,271
Maine 0.1%				683,425
Finance Authority of Maine Casella Waste System, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	650,000	683,425
Maryland 0.5%				2,531,437
City of Baltimore City-Wide Affordable Housing Program (A)	5.000	06-01-45	575,000	581,210
City of Baltimore City-Wide Affordable Housing Program (A)	5.250	06-01-55	1,000,000	979,430
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	713,686
Maryland Health & Higher Educational Facilities Authority Monocacy Montessori Communities (A)	5.875	07-01-43	250,000	257,111
Massachusetts 1.6%				8,451,391
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (A)	6.500	07-15-60	2,850,000	2,905,762
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	1,850,000	1,719,266
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	249,999
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-44	500,000	507,658
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-54	2,400,000	2,325,249
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-60	780,000	743,457
Michigan 1.6%				8,215,338
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series A	6.125	11-01-60	2,500,000	2,510,583
Kalamazoo Economic Development Corp. Friendship Village of Kalamazoo Project, Series A (A)	6.250	08-15-56	2,000,000	2,050,287
Michigan Finance Authority Capital Appreciation Tobacco Settlement, Series B-2, Class 2 (B)	5.918	06-01-65	15,000,000	1,541,460
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	884,227
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-51	450,000	354,511
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	874,270
11	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Minnesota 0.5%				$2,413,555
City of Apple Valley PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase III Project, Series A	5.625	09-01-65	1,000,000	1,008,286
Housing & Redevelopment Authority of the City of St. Paul Nova Classical Academy Project	5.500	09-01-55	425,000	420,137
Housing & Redevelopment Authority of the City of St. Paul Nova Classical Academy Project	5.625	09-01-65	1,000,000	985,132
Missouri 1.7%				8,757,479
Health & Educational Facilities Authority of the State of Missouri Brookside Charter School (A)	6.500	06-01-56	2,875,000	2,856,287
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-46	1,000,000	1,010,125
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-54	2,400,000	2,360,232
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	500,000	509,259
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-46	1,255,000	1,218,618
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	802,958
Montana 0.1%				566,804
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	800,000	566,804
Nevada 0.1%				532,511
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	695,000	532,511
New Hampshire 4.4%				22,669,444
New Hampshire Business Finance Authority Bridgeland Muds Projects, GO (A)	6.125	12-15-33	1,000,000	1,000,674
New Hampshire Business Finance Authority Bridgeland Water & Utility District (A)	5.375	12-15-35	2,714,000	2,714,324
New Hampshire Business Finance Authority Goodland Project, GO (B)	6.549	12-15-39	2,470,000	1,033,288
New Hampshire Business Finance Authority Grand Pines Project (A)	5.625	06-01-39	1,128,000	1,131,219
New Hampshire Business Finance Authority Katy Court Project, GO (A)	5.875	12-01-32	1,000,000	1,002,525
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(B)	6.868	12-15-32	2,000,000	1,286,793
New Hampshire Business Finance Authority LGI Homes Project, GO (B)	6.383	12-15-41	4,500,000	1,696,104
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
New Hampshire (continued)
New Hampshire Business Finance Authority Megatel Projects (A)(B)	7.397	12-15-33	3,000,000	$1,737,623
New Hampshire Business Finance Authority Princeton Area Project (A)	5.500	12-01-30	802,000	802,385
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	402,474
New Hampshire Business Finance Authority Silverado Project (A)	5.000	12-01-28	1,495,000	1,494,736
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	939,429
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-51	500,000	413,988
New Hampshire Business Finance Authority Tamarron Project, GO (A)	5.250	12-01-35	3,000,000	2,999,700
New Hampshire Business Finance Authority The Astro Sunterra Projects, GO (A)(B)	6.510	12-15-34	3,694,000	2,138,509
New Hampshire Business Finance Authority The Wildflower Project (A)(B)	6.077	12-15-33	2,946,000	1,875,673
New Jersey 0.8%				3,970,854
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (A)	6.625	01-01-45	3,000,000	3,175,908
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	440,000	389,492
The Passaic County Improvement Authority Paterson Charter School for Science & Technology, Inc.	5.000	07-01-44	400,000	405,454
New York 9.2%				47,379,782
Albany Capital Resource Corp. KIPP Capital Region Public Charter Schools Project	4.500	06-01-44	125,000	120,511
Build NYC Resource Corp. Bold Charter School Project (A)	6.000	07-01-60	1,500,000	1,511,301
Build NYC Resource Corp. Renaissance Charter School 2 Project, Series A	5.250	06-15-45	1,000,000	1,006,412
Build NYC Resource Corp. Renaissance Charter School 2 Project, Series A	5.500	06-15-55	1,000,000	979,229
Build NYC Resource Corp. Renaissance Charter School 2 Project, Series A	5.750	06-15-60	1,000,000	1,000,679
Build NYC Resource Corp. RiverSpring Health Senior Living, Inc. Project, Series A (A)	7.000	12-15-55	1,000,000	1,008,260
Build NYC Resource Corp. RiverSpring Health Senior Living, Inc. Project, Series A (A)	7.000	12-15-65	2,000,000	2,002,208
13	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	1,000,000	$890,901
Build NYC Resource Corp. South Bronx Charter School for International Culture and the Arts Project, Series A (A)	7.000	04-15-53	750,000	768,744
City of New York Series G-1, GO (D)	5.250	02-01-53	20,000,000	20,962,946
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	11.079	06-01-60	15,000,000	399,810
Geneva Development Corp. Hobart and William Smith Colleges Project	5.000	02-01-56	200,000	200,393
Nassau County Tobacco Settlement Corp. Series D (B)	9.320	06-01-60	12,000,000	554,606
New York Counties Tobacco Trust IV Series F (B)	9.167	06-01-60	17,000,000	824,794
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-2, AMT (A)	5.125	09-01-50	1,000,000	1,050,486
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	1,000,000	956,144
New York Transportation Development Corp. John F. Kennedy International Airport New Terminal One Project, AMT	5.375	06-30-60	3,000,000	3,012,687
New York Transportation Development Corp. John F. Kennedy International Airport New Terminal One Project, AMT	6.000	06-30-59	1,000,000	1,053,672
Oneida Indian Nation of New York Series A (A)	7.250	09-01-34	930,000	935,102
Oneida Indian Nation of New York Series B (A)	6.000	09-01-43	250,000	270,778
Riverhead Industrial Development Agency Riverhead Charter School Project	5.000	08-01-40	1,885,000	1,958,386
Suffolk Regional Off-Track Betting Corp.	6.000	12-01-53	500,000	511,176
Ulster County Capital Resource Corp. Woodland Pond at New Paltz Project (A)	5.875	09-15-59	1,000,000	1,005,622
Westchester County Local Development Corp. Sunrise of Tarrytown Project, Series A (A)	6.500	12-01-65	2,000,000	2,072,433
Westchester County Local Development Corp. The Knolls Project, Series A	5.125	07-01-55	300,000	249,055
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project (E)	5.000	11-01-51	1,025,000	1,037,427
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project	6.250	11-01-52	990,000	1,036,020
North Carolina 0.3%				1,674,655
North Carolina Medical Care Commission Penick Village Project, Series A	5.500	09-01-54	1,665,000	1,674,655
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Ohio 4.4%				$22,690,169
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	1,770,000	1,257,273
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,550,000	1,350,402
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	8,215,000	6,557,679
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	8.993	06-01-57	15,000,000	999,414
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	2,680,000	2,665,024
County of Lucas Promedica Healthcare, Series B	4.000	11-15-45	1,300,000	1,128,849
County of Montgomery Solvita Project	5.250	09-01-54	955,000	956,726
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-32	375,000	395,750
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-60	595,000	585,492
Greene County Port Authority Community First Solutions Obligated Group, Series B	5.000	05-15-55	1,000,000	971,730
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	1,000,000	945,167
Port of Greater Cincinnati Development Authority Gallery at Kenwood - Cooperative Township Public Parking Project	5.000	11-01-51	2,960,000	2,904,566
Port of Greater Cincinnati Development Authority RBM Phase 3 Garage Project	5.125	12-01-55	1,000,000	995,939
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	976,158
Oklahoma 0.6%				2,923,261
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	985,000	988,194
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	900,000	831,343
Tulsa Municipal Airport Trust American Airlines, Inc. Project, AMT	6.250	12-01-40	1,000,000	1,103,724
Oregon 0.6%				3,072,020
Clackamas County Hospital Facility Authority Mary’s Woods at Marylhurst, Inc. Project, Series A	5.000	05-15-38	220,000	220,982
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.625	06-15-55	710,000	709,866
15	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Oregon (continued)
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	6.000	06-15-65	1,000,000	$1,015,250
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-40	275,000	285,521
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	875,000	840,401
Pennsylvania 3.6%				18,343,806
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.500	06-15-38	600,000	624,182
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	6.000	06-15-53	500,000	510,388
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.000	05-01-42	1,395,000	1,450,924
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.500	05-01-32	750,000	807,602
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	6.000	05-01-42	1,000,000	1,103,520
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	3,030,000	2,578,910
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	1,638,000	1,375,853
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	1,216,000	685,787
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	100,000	89,953
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	1,000,000	1,006,943
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	150,000	149,291
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-46	1,470,000	1,293,503
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-51	1,000,000	822,786
Latrobe Industrial Development Authority Seton Hill University	5.500	03-01-56	620,000	603,234
Pennsylvania Economic Development Financing Authority Eastern University Project	5.250	10-01-50	650,000	640,460
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority Eastern University Project	5.375	10-01-55	2,000,000	$1,970,943
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project, Series B-1	5.250	07-01-49	1,000,000	1,011,659
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	610,347
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	1,335,000	1,007,521
Puerto Rico 1.2%				6,284,405
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.122	11-01-43	3,075,117	2,121,831
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	1,550,000	1,474,993
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	1,615	1,430
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.096	07-01-46	2,475,000	898,910
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.322	07-01-51	3,450,000	921,971
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	865,270
South Carolina 1.6%				8,342,486
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.750	11-15-54	3,525,000	3,562,133
South Carolina Jobs-Economic Development Authority Bishop Gadsden Episcopal Retirement Community	5.250	04-01-51	360,000	366,252
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.750	09-01-55	1,625,000	1,642,893
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(C)	6.250	06-01-40	1,000,000	110,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(C)	6.500	06-01-51	4,000,000	440,000
South Carolina Jobs-Economic Development Authority Lowcountry Leadership Charter School Project, Series A (A)	5.000	12-01-49	1,950,000	1,754,123
17	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-44	465,000	$457,085
South Carolina Jobs-Economic Development Authority Still Hopes Episcopal Retirement Community	4.500	04-01-37	10,000	10,000
Texas 6.9%				35,456,277
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	992,605
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	946,096
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)(C)	10.000	06-01-42	1,874,737	65,616
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)(C)	12.000	06-01-43	4,804,014	168,141
Brazoria County Industrial Development Corp. Gladieux Metals Recycling LLC Project, AMT (C)	7.000	03-01-39	1,255,000	43,925
Brazoria County Industrial Development Corp. Gladieux Metals Recycling LLC Project, AMT (A)(C)	8.500	03-01-39	1,900,000	66,500
Brooks Development Authority Series A (A)	5.500	08-15-52	1,500,000	1,474,941
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	935,820
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	1,850,000	1,975,507
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,129,173
City of Houston Hotel Occupancy Tax & Special Revenue Series C (D)(E)	5.500	09-01-58	10,000,000	10,646,378
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.125	09-01-45	500,000	505,708
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.375	09-01-55	640,000	639,631
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.000	06-15-34	325,000	321,737
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.750	06-15-44	575,000	563,252
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	6.000	06-15-54	450,000	422,552
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-37	35,000	$35,112
Houston Higher Education Finance Corp. Houston Christian University Project	5.250	10-01-54	190,000	185,558
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	2.500	09-01-41	50,000	36,622
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	3.000	09-01-47	50,000	34,817
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	505,000	444,373
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	6.750	07-01-44	305,000	322,677
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	7.125	07-01-56	200,000	209,374
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	1,150,000	1,176,117
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.250	01-01-42	1,000,000	1,004,051
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	2,020,000	1,907,586
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series B	7.000	01-01-57	2,000,000	1,610,000
New Hope Cultural Education Facilities Finance Corp. Series A	5.500	10-01-35	600,000	628,296
New Hope Cultural Education Facilities Finance Corp. Series A	6.250	10-01-45	1,000,000	1,048,880
New Hope Cultural Education Facilities Finance Corp. Series A	6.500	10-01-60	890,000	916,586
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.750	01-01-36	1,000,000	789,629
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	500,000	365,519
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	965,000	880,108
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.125	01-01-44	500,000	487,146
19	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	700,000	$700,050
Reagan Hospital District of Reagan County, GO (F)	6.000	08-01-46	1,000,000	1,054,132
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	615,000	523,632
Texas Municipal Gas Acquisition & Supply Corp. I Series D	6.250	12-15-26	195,000	198,430
Utah 2.7%				13,884,120
Deseret Public Infrastructure District No. 2 Deseret Assessment Area No. 1 (A)	6.500	12-01-55	3,000,000	3,080,435
Mida Cormont Public Infrastructure District Series A-1, GO (A)	6.250	06-01-55	1,000,000	1,054,690
Mida Cormont Public Infrastructure District Series A-2, GO (0.000% to 6-1-29, then 6.750% thereafter) (A)	0.000	06-01-55	1,500,000	1,308,903
Mida Mountain Village Public Infrastructure District Series 1 (A)	5.500	06-01-50	875,000	891,934
Mida Mountain Village Public Infrastructure District Series 1 (A)	5.500	06-01-55	1,000,000	1,011,691
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	515,366
Mida Mountain Village Public Infrastructure District Series 2 (0.000% to 6-1-31, then 5.750% thereafter) (A)	0.000	06-01-43	1,450,000	1,132,031
Pine View Public Infrastructure District No. 2 Fireflight Assessment Area No. 1 (A)	6.250	12-01-55	2,500,000	2,517,699
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	300,000	294,296
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area No. 1	5.750	12-01-44	2,000,000	2,077,075
Vermont 0.3%				1,717,810
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	490,000	429,940
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,320,000	1,287,870
Virgin Islands 1.1%				5,934,848
Virgin Islands Hotel Development Financing Corp. Frenchman’s Reef Hotel Acquisition Project, Series A-1	6.000	12-01-55	3,885,000	3,912,377
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands (continued)
Virgin Islands Public Finance Authority Frenchman’s Reef Hotel Development, Series A (A)	6.000	04-01-53	2,000,000	$2,022,471
Virginia 1.4%				7,252,820
Tobacco Settlement Financing Corp. Series B1	5.000	06-01-47	2,950,000	2,475,301
Tobacco Settlement Financing Corp. Series D (B)	6.649	06-01-47	4,000,000	1,014,648
Virginia College Building Authority Regent University Project	4.000	06-01-46	1,755,000	1,519,607
Virginia College Building Authority Regent University Project	6.000	06-01-50	1,000,000	1,054,857
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,210,000	1,188,407
Washington 2.4%				12,386,627
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	7.000	12-01-60	1,500,000	1,519,840
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-54	1,000,000	1,016,483
Washington Economic Development Finance Authority Husky Terminal Improvement Project, AMT	5.875	12-01-45	1,500,000	1,526,102
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	658,605
Washington State Housing Finance Commission Bayview Manor II Project, Series A (A)	6.000	07-01-60	1,000,000	1,019,518
Washington State Housing Finance Commission Bayview Manor Project (A)	6.000	07-01-59	1,500,000	1,530,250
Washington State Housing Finance Commission Horizon House Project, Series A	6.250	01-01-56	3,000,000	3,073,958
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series A (A)	5.875	01-01-59	1,000,000	981,518
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.250	07-01-59	1,000,000	1,060,353
West Virginia 0.5%				2,653,053
County of Ohio The Highlands Project	5.250	06-01-53	2,665,000	2,653,053
Wisconsin 13.2%				68,097,783
Public Finance Authority A Challenge Foundation Academy (A)	7.000	07-01-58	1,030,000	1,047,770
Public Finance Authority AFCO Airport Real Estate Group, AMT	5.500	07-01-38	250,000	262,284
Public Finance Authority Alpha Ranch Project, GO (A)(B)	6.152	12-15-38	2,065,000	966,014
Public Finance Authority Anthem/Freedom Project (A)(B)	6.077	12-15-37	4,000,000	2,004,530
21	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Ashland Project, GO (A)(B)	6.517	12-15-40	5,000,000	$1,969,518
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.500	06-01-55	305,000	306,872
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	400,000	398,447
Public Finance Authority Cincinnati Classical Academy, Series A (A)	6.000	06-15-64	1,000,000	989,645
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	849,447
Public Finance Authority College Achieve Paterson Charter School, Series A (A)	4.000	06-15-52	1,815,000	1,347,477
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	685,000	621,301
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-64	3,155,000	2,783,196
Public Finance Authority Creekhaven Wildrye and Furst Ranch Projects, GO (A)(B)	6.399	12-15-36	8,000,000	4,120,389
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	5.000	07-01-55	500,000	433,001
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	6.625	07-01-53	250,000	258,695
Public Finance Authority Friends Homes (A)	5.000	09-01-49	1,000,000	971,623
Public Finance Authority Gardner-Webb University (A)	5.000	07-01-31	1,000,000	993,576
Public Finance Authority Georgia SR 400 Express Lanes Project, AMT	5.750	12-31-65	2,000,000	2,072,375
Public Finance Authority Georgia SR 400 Express Lanes Project, AMT	6.500	12-31-65	4,000,000	4,438,585
Public Finance Authority Gray Collegiate Academy Project, Series A (A)	5.625	06-15-49	2,500,000	2,448,310
Public Finance Authority Heritage Bend Project (A)(B)	7.142	12-15-42	9,500,000	2,984,763
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-52	1,000,000	968,055
Public Finance Authority Midtown Project (A)(B)	6.092	12-15-34	1,811,000	1,084,750
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	5.500	09-01-30	400,000	414,479
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	700,000	722,791
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	22

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Millville Public Charter School Project, Series A (A)	6.250	03-01-61	2,400,000	$2,307,873
Public Finance Authority North Hills Christian School, Series A (A)	6.375	07-01-56	525,000	526,748
Public Finance Authority North Hills Christian School, Series A (A)	6.375	07-01-61	725,000	724,556
Public Finance Authority Northspur Project (A)(B)	6.326	12-15-32	3,000,000	1,996,501
Public Finance Authority Revolution Academy (A)	6.000	10-01-56	850,000	853,541
Public Finance Authority Revolution Academy, Series A (A)	6.250	10-01-53	1,000,000	1,021,359
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	490,000	445,190
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	10,522
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	780,000	623,163
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	21,044
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	2,000,000	1,734,149
Public Finance Authority Sky Harbour Capital III LLC Aviation Facilities Project, AMT (A)	6.000	07-01-60	2,000,000	2,032,685
Public Finance Authority Sky Harbour Capital LLC Aviation Facilities Project, AMT	4.250	07-01-54	2,000,000	1,666,661
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	225,000	210,334
Public Finance Authority The Meadows Project (A)	5.750	12-15-33	2,000,000	2,001,163
Public Finance Authority Town of Scarborough - The Downs Project	5.000	08-01-39	1,525,000	1,565,240
Public Finance Authority Two Step Project (A)(B)	6.172	12-15-34	2,237,000	1,331,189
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	348,858
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	195,785
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,338,816
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	500,000	400,470
Public Finance Authority Viticus Group Project, Series A (A)	6.500	12-01-55	1,400,000	1,443,008
23	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.125	04-01-57	900,000	$759,586
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	1,850,000	1,864,667
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.625	07-01-60	1,500,000	1,576,450
Wisconsin Health & Educational Facilities Authority Dickson Hollow Phase II Project	6.125	10-01-59	1,000,000	1,038,910
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	750,000	525,459
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	1,500,000	1,005,241
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	5.750	08-15-59	1,000,000	1,030,584

Wisconsin Health & Educational Facilities Authority Wisconsin Museum of Nature and Culture, Inc. Project (A)	6.500	11-01-36	2,000,000	2,040,138
Corporate bonds 0.1%				$208,692
(Cost $2,018,926)
Materials 0.1%				208,692
Paper and forest products 0.1%
Domtar Corp. (A)	6.750	10-01-28	281,000	208,692

	Yield (%)	Shares	Value
Short-term investments 1.2%			$6,418,568
(Cost $6,418,858)
Short-term funds 1.2%
John Hancock Collateral Trust (G)	3.5217(H)	641,812	6,418,568

Total investments (Cost $558,316,148) 107.5%			$554,735,535
Other assets and liabilities, net (7.5%)			(38,672,051)
Total net assets 100.0%			$516,063,484

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	24

(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $246,474,390 or 47.8% of the fund’s net assets as of 5-31-26.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Non-income producing - Issuer is in default.
(D)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(E)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(F)	Security purchased or sold on a when-issued or delayed-delivery basis.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 5-31-26.
At 5-31-26, the aggregate cost of investments for federal income tax purposes was $556,594,515. Net unrealized depreciation aggregated to $1,858,980, of which $13,686,431 related to gross unrealized appreciation and $15,545,411 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	0.7
TOTAL	0.7
The fund had the following portfolio composition as a percentage of total investments on 5-31-26:
General obligation bonds	11.5%
Revenue bonds	87.3%
Health care	20.8%
Education	18.3%
Other revenue	16.6%
Development	11.8%
Airport	6.6%
Tobacco	5.1%
Transportation	3.2%
Housing	2.8%
Facilities	0.9%
Water and sewer	0.6%
Pollution	0.6%
Short-term investments	1.2%
TOTAL	100.0%
25	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-26

Assets
Unaffiliated investments, at value (Cost $551,897,290)	$548,316,967
Affiliated investments, at value (Cost $6,418,858)	6,418,568
Total investments, at value (Cost $558,316,148)	554,735,535
Dividends and interest receivable	9,048,208
Receivable for fund shares sold	1,130,481
Receivable for investments sold	139,780
Receivable from affiliates	4,628
Other assets	74,547
Total assets	565,133,179
Liabilities
Payable for floating rate interests issued	44,575,000
Distributions payable	66,520
Payable for investments purchased	2,022,145
Payable for delayed-delivery securities purchased	1,036,850
Payable for fund shares repurchased	1,214,173
Payable to affiliates
Accounting and legal services fees	28,397
Transfer agent fees	34,831
Distribution and service fees	9,576
Trustees’ fees	760
Other liabilities and accrued expenses	81,443
Total liabilities	49,069,695
Net assets	$516,063,484
Net assets consist of
Paid-in capital	$530,025,668
Total distributable earnings (loss)	(13,962,184)
Net assets	$516,063,484

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($175,741,620 ÷ 25,808,291 shares)[1]	$6.81
Class C ($11,264,152 ÷ 1,653,926 shares)[1]	$6.81
Class I ($312,886,770 ÷ 45,886,087 shares)	$6.82
Class R6 ($16,170,942 ÷ 2,369,478 shares)	$6.82
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$7.09

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	26

STATEMENT OF OPERATIONS For the year ended 5-31-26

Investment income
Interest	$26,402,986
Dividends from affiliated investments	186,023
Total investment income	26,589,009
Expenses
Investment management fees	2,078,772
Distribution and service fees	525,410
Interest expense	1,226,479
Accounting and legal services fees	75,528
Transfer agent fees	347,253
Trustees’ fees	10,099
Custodian fees	69,466
State registration fees	119,010
Printing and postage	30,608
Professional fees	68,767
Other	52,908
Total expenses	4,604,300
Less expense reductions	(772,713)
Net expenses	3,831,587
Net investment income	22,757,422
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(3,608,219)
Affiliated investments	(4,286)
(3,612,505)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	7,946,269
Affiliated investments	(290)
7,945,979
Net realized and unrealized gain	4,333,474
Increase in net assets from operations	$27,090,896
27	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-26	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$22,757,422	$13,387,467
Net realized loss	(3,612,505)	(3,532,328)
Change in net unrealized appreciation (depreciation)	7,945,979	(5,288,481)
Increase in net assets resulting from operations	27,090,896	4,566,658
Distributions to shareholders
From earnings
Class A	(8,500,544)	(6,387,346)
Class C	(482,606)	(396,492)
Class I	(12,074,269)	(5,808,562)
Class R6	(780,704)	(491,614)
Total distributions	(21,838,123)	(13,084,014)
From fund share transactions	173,928,663	116,516,129
Total increase	179,181,436	107,998,773
Net assets
Beginning of year	336,882,048	228,883,275
End of year	$516,063,484	$336,882,048
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	28

Financial highlights
CLASS A SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$6.72	$6.83	$6.66	$7.23	$8.26
Net investment income[1]	0.36	0.33	0.32	0.30	0.27
Net realized and unrealized gain (loss) on investments	0.08	(0.12)	0.15	(0.58)	(0.99)
Total from investment operations	0.44	0.21	0.47	(0.28)	(0.72)
Less distributions
From net investment income	(0.35)	(0.32)	(0.30)	(0.29)	(0.26)
From net realized gain	—	—	—	—	(0.05)
Total distributions	(0.35)	(0.32)	(0.30)	(0.29)	(0.31)
Net asset value, end of period	$6.81	$6.72	$6.83	$6.66	$7.23
Total return (%)[2,3]	6.65	2.94	7.30	(3.81)	(9.03)
Ratios and supplemental data
Net assets, end of period (in millions)	$176	$158	$118	$100	$112
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	1.22	1.13	1.03	1.05	0.96
Expenses including reductions[4]	0.98	0.88	0.81	0.84	0.85
Net investment income	5.34	4.66	4.76	4.50	3.32
Portfolio turnover (%)	33	34	22	33	42

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.29%, 0.18%, 0.06% and 0.05% for the periods ended 5-31-26, 5-31-25, 5-31-24 and 5-31-23, respectively.
29	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$6.72	$6.83	$6.66	$7.23	$8.26
Net investment income[1]	0.31	0.27	0.27	0.25	0.21
Net realized and unrealized gain (loss) on investments	0.08	(0.11)	0.15	(0.58)	(0.99)
Total from investment operations	0.39	0.16	0.42	(0.33)	(0.78)
Less distributions
From net investment income	(0.30)	(0.27)	(0.25)	(0.24)	(0.20)
From net realized gain	—	—	—	—	(0.05)
Total distributions	(0.30)	(0.27)	(0.25)	(0.24)	(0.25)
Net asset value, end of period	$6.81	$6.72	$6.83	$6.66	$7.23
Total return (%)[2,3]	5.86	2.17	6.50	(4.53)	(9.71)
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$11	$10	$8	$10
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	1.97	1.88	1.78	1.80	1.71
Expenses including reductions[4]	1.73	1.63	1.56	1.59	1.60
Net investment income	4.59	3.90	4.01	3.75	2.55
Portfolio turnover (%)	33	34	22	33	42

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.29%, 0.18%, 0.06% and 0.05% for the periods ended 5-31-26, 5-31-25, 5-31-24 and 5-31-23, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	30

CLASS I SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$6.73	$6.84	$6.67	$7.24	$8.27
Net investment income[1]	0.37	0.34	0.33	0.32	0.28
Net realized and unrealized gain (loss) on investments	0.08	(0.12)	0.15	(0.59)	(0.99)
Total from investment operations	0.45	0.22	0.48	(0.27)	(0.71)
Less distributions
From net investment income	(0.36)	(0.33)	(0.31)	(0.30)	(0.27)
From net realized gain	—	—	—	—	(0.05)
Total distributions	(0.36)	(0.33)	(0.31)	(0.30)	(0.32)
Net asset value, end of period	$6.82	$6.73	$6.84	$6.67	$7.24
Total return (%)[2]	6.81	3.09	7.45	(3.65)	(8.88)
Ratios and supplemental data
Net assets, end of period (in millions)	$313	$154	$94	$47	$21
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.97	0.88	0.78	0.80	0.71
Expenses including reductions[3]	0.83	0.74	0.66	0.69	0.70
Net investment income	5.49	4.82	4.90	4.68	3.48
Portfolio turnover (%)	33	34	22	33	42

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.29%, 0.18%, 0.06% and 0.05% for the periods ended 5-31-26, 5-31-25, 5-31-24 and 5-31-23, respectively.
31	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$6.74	$6.84	$6.68	$7.25	$8.28
Net investment income[1]	0.38	0.34	0.33	0.32	0.28
Net realized and unrealized gain (loss) on investments	0.06	(0.11)	0.14	(0.59)	(0.99)
Total from investment operations	0.44	0.23	0.47	(0.27)	(0.71)
Less distributions
From net investment income	(0.36)	(0.33)	(0.31)	(0.30)	(0.27)
From net realized gain	—	—	—	—	(0.05)
Total distributions	(0.36)	(0.33)	(0.31)	(0.30)	(0.32)
Net asset value, end of period	$6.82	$6.74	$6.84	$6.68	$7.25
Total return (%)[2]	6.74	3.31	7.30	(3.62)	(8.83)
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$14	$8	$7	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.89	0.82	0.77	0.78	0.68
Expenses including reductions[3]	0.75	0.68	0.65	0.67	0.67
Net investment income	5.56	4.89	4.92	4.69	3.53
Portfolio turnover (%)	33	34	22	33	42

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.29%, 0.18%, 0.06% and 0.05% for the periods ended 5-31-26, 5-31-25, 5-31-24 and 5-31-23, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	32

Notes to financial statements
Note 1—Organization
John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of income that is largely exempt from federal income taxes. Under normal market conditions, the fund invests in medium-and lower-quality municipal securities. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
33	JOHN HANCOCK High Yield Municipal Bond Fund |

Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$548,108,275	—	$548,108,275	—
Corporate bonds	208,692	—	208,692	—
Short-term investments	6,418,568	$6,418,568	—	—
Total investments in securities	$554,735,535	$6,418,568	$548,316,967	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of May 31, 2026, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interest  - 1) floating rate interests (TOB floaters), which are sold to third party investors, and 2) residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term
| JOHN HANCOCK High Yield Municipal Bond Fund	34

municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset daily or weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB trust, as Interest expense on the Statement of operations.
At May 31, 2026, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$44,575,000
Interest rate (%)	2.66%
Collateral for TOB floaters outstanding	$59,062,062
For the year ended May 31, 2026, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$39,128,973
Average interest rate (%)	3.13%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of May 31, 2026.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
35	JOHN HANCOCK High Yield Municipal Bond Fund |

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2026 were $1,995.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2026, the fund has a short-term capital loss carryforward of $4,001,292 and a long-term capital loss carryforward of $9,562,204 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2026 and 2025 was as follows:
	May 31, 2026	May 31, 2025
Ordinary income	$260,319	$433,627
Exempt Income	21,577,804	12,650,387
Total	$21,838,123	$13,084,014
| JOHN HANCOCK High Yield Municipal Bond Fund	36

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2026, the components of distributable earnings on a tax basis consisted of $1,533,448 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.59% of the first $75 million of the fund’s average daily net assets, (b) 0.52% of the next $75 million of the fund’s average daily net assets, (c) 0.46% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.44% of the next $2 billion of the fund’s average daily net assets; and (e) 0.41% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.45% of average daily net assets attributable to the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
37	JOHN HANCOCK High Yield Municipal Bond Fund |

For the year ended May 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$237,425
Class C	15,813
Class I	321,576
Class	Expense reduction
Class R6	$20,864
Total	$595,678

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2026, were equivalent to a net annual effective rate of 0.35% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $165,992 and $11,043 for Class A and Class C shares, respectively, for the year ended May 31, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $87,504 for the year ended May 31, 2026. Of this amount, $12,202 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $75,302 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2026, CDSCs received by the Distributor amounted to $76,129 and $2,143 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for
| JOHN HANCOCK High Yield Municipal Bond Fund	38

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$414,980	$141,011
Class C	110,430	9,375
Class I	—	196,088
Class R6	—	779
Total	$525,410	$347,253
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2026 and 2025 were as follows:
	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,936,962	$53,615,621	9,145,569	$64,084,420
Distributions reinvested	1,223,218	8,258,040	878,615	6,158,409
Repurchased	(6,831,177)	(45,903,848)	(3,799,193)	(26,441,045)
Net increase	2,329,003	$15,969,813	6,224,991	$43,801,784
Class C shares
Sold	507,617	$3,441,721	488,213	$3,440,399
Distributions reinvested	71,070	479,780	56,431	395,767
Repurchased	(519,099)	(3,503,691)	(359,509)	(2,520,154)
Net increase	59,588	$417,810	185,135	$1,316,012
Class I shares
Sold	34,534,823	$233,471,701	15,604,619	$108,956,197
Distributions reinvested	1,714,730	11,609,755	790,051	5,540,353
Repurchased	(13,286,701)	(89,521,637)	(7,168,357)	(49,720,733)
Net increase	22,962,852	$155,559,819	9,226,313	$64,775,817
39	JOHN HANCOCK High Yield Municipal Bond Fund |

	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,300,232	$8,795,298	1,336,620	$9,378,477
Distributions reinvested	115,366	780,400	70,079	491,425
Repurchased	(1,125,132)	(7,594,477)	(465,126)	(3,247,386)
Net increase	290,466	$1,981,221	941,573	$6,622,516
Total net increase	25,641,909	$173,928,663	16,578,012	$116,516,129
Affiliates of the fund owned 5% of shares of Class R6 on May 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $313,616,807 and $141,298,039, respectively, for the year ended May 31, 2026.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	641,812	$1,819,147	$171,890,837	$(167,286,840)	$(4,286)	$(290)	$186,023	—	$6,418,568
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK High Yield Municipal Bond Fund	40

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock High Yield Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock High Yield Municipal Bond Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 9, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
41	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2026.
98.85% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	42

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, statement regarding basis for approval of investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
43	|

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5530248	59A 5/26
7/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Municipal Opportunities Fund
Fixed income
May 31, 2026

John Hancock
Municipal Opportunities Fund

2	Fund’s investments
49	Financial statements
52	Financial highlights
56	Notes to financial statements
64	Report of independent registered public accounting firm
65	Tax information
66	Other N-CSR Items
1	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 5-31-26
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.8%				$1,520,800,953
(Cost $1,499,641,225)
Alabama 6.6%				102,774,546
Alabama Highway Authority (A)	5.000	09-01-45	1,000,000	1,081,278
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (B)	5.000	06-01-55	5,500,000	5,630,551
Baldwin County Industrial Development Authority Novelis Corp. Project, Series B, AMT (B)	4.625	06-01-55	1,900,000	1,918,935
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	9,250,000	9,396,139
Black Belt Energy Gas District Gas Project, Series C (B)	5.500	11-01-56	16,150,000	17,252,833
Black Belt Energy Gas District Gas Project, Series D-1	5.500	06-01-49	1,000,000	1,049,072
Black Belt Energy Gas District Gas Project, Series F	5.000	12-01-35	3,500,000	3,716,641
Black Belt Energy Gas District Gas Project, Series F	5.000	06-01-36	9,500,000	9,939,233
Black Belt Energy Gas District Gas Project, Series G	5.000	10-01-35	5,200,000	5,493,689
Black Belt Energy Gas District Gas Project, Series I	5.000	10-01-33	3,490,000	3,742,871
Black Belt Energy Gas District Gas Supply Revenue	4.000	06-01-51	2,000,000	2,032,294
Black Belt Energy Gas District Series A	5.250	05-01-55	1,500,000	1,558,641
Black Belt Energy Gas District Series B	5.000	12-01-31	900,000	956,348
Black Belt Energy Gas District Series B	5.000	12-01-34	7,000,000	7,517,180
City of Birmingham Birmingham Water Works Board (B)	3.750	09-01-26	2,215,000	2,214,386
Energy Southeast, a Cooperative District Series A	5.000	11-01-35	1,750,000	1,854,361
Energy Southeast, a Cooperative District Series B	5.000	09-01-33	3,830,000	3,902,518
Energy Southeast, a Cooperative District Series B	5.250	07-01-54	4,125,000	4,399,855
Southeast Energy Authority, a Cooperative District Project No. 4, Series B-2 (Overnight SOFR + 1.790%) (C)	4.168	05-01-53	2,000,000	2,009,773
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	2,005,000	2,080,117
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	2

	Rate (%)	Maturity date	Par value^	Value
Alabama (continued)
Southeast Energy Authority, a Cooperative District Series C	5.000	05-01-55	3,000,000	$3,205,103
Southeast Energy Authority, a Cooperative District Series C	5.000	10-01-55	4,935,000	5,245,120
Southeast Energy Authority, a Cooperative District Series D	5.000	09-01-35	2,250,000	2,442,335
Southeast Energy Authority, a Cooperative District Series F	5.250	11-01-55	3,800,000	4,135,273
Alaska 0.2%				3,561,361
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,120,000	2,169,355
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-47	1,350,000	1,392,006
Arizona 2.3%				35,934,102
Arizona Industrial Development Authority Academies of Math & Science, Series A (B)	4.875	07-01-60	1,050,000	1,083,811
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (B)	4.430	07-01-33	850,000	846,537
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (B)	5.000	07-01-43	750,000	734,852
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	950,000	965,944
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	350,000	271,934
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	3,500,000	3,554,227
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	2,200,000	2,227,055
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,057,871
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,025,000	3,000,210
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (B)	4.000	07-01-31	250,000	249,478
Maricopa County Industrial Development Authority Banner Health, Series D (D)	5.000	01-01-38	4,750,000	5,304,093
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (B)	5.500	09-01-32	840,000	846,681
3	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (B)	5.750	09-01-45	1,975,000	$1,939,799
Maricopa County Industrial Development Authority HonorHealth, Series D	5.000	12-01-39	2,365,000	2,551,040
Maricopa County Industrial Development Authority Legacy Cares Project (B)	2.100	07-01-26	275,000	271,875
Maricopa County Industrial Development Authority Legacy Traditional School	4.000	07-01-34	3,640,000	3,574,374
Salt River Project Agricultural Improvement & Power District Series A	5.000	01-01-39	960,000	986,622
Salt Verde Financial Corp. Gas Revenue	5.000	12-01-37	1,605,000	1,692,143
Sierra Vista Industrial Development Authority American Leadership Academy Project (B)	5.000	06-15-34	2,725,000	2,760,782
Sierra Vista Industrial Development Authority Champion Schools Project (B)	5.375	06-15-34	330,000	341,715
Sierra Vista Industrial Development Authority Champion Schools Project (B)	6.000	06-15-44	550,000	558,303
Sierra Vista Industrial Development Authority Champion Schools Project (B)	6.300	06-15-54	1,110,000	1,114,756
Arkansas 0.6%				9,748,082
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (B)	6.875	07-01-48	500,000	537,965
Arkansas Development Finance Authority Hybar Steel Project, Series B, AMT (B)	7.375	07-01-48	2,500,000	2,708,951
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-27	500,000	504,556
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-29	250,000	257,902
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-30	500,000	519,074
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-31	500,000	521,463
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-32	1,250,000	1,297,171
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-33	1,250,000	1,293,332
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-34	975,000	1,006,385
County of Pulaski Arkansas Children’s Hospital	5.000	03-01-35	1,000,000	1,101,283
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	4

	Rate (%)	Maturity date	Par value^	Value
California 5.4%				$83,714,762
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	5.500	07-01-55	8,525,000	9,127,145
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,140,000	2,164,027
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	6,500,000	6,687,476
California Community Choice Financing Authority Clean Energy Project, Series C	5.000	12-01-55	4,300,000	4,489,127
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	4,800,000	5,095,673
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	5,000,000	5,312,332
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	11-01-33	6,000,000	6,485,071
California Community Choice Financing Authority Series D	5.500	05-01-54	3,560,000	3,718,036
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	981,941
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-29	180,000	190,726
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-30	135,000	145,092
California Housing Finance Agency Power Station Block 7B, Series L (B)	5.200	12-01-27	2,500,000	2,528,470
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (B)	12.000	01-01-65	10,095,000	5,653,200
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (A)	5.000	11-01-27	100,000	101,843
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-39	580,000	605,727
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-42	1,500,000	1,508,867
California Municipal Finance Authority Linxs APM Project, Series A, AMT (A)	3.250	12-31-32	2,700,000	2,595,976
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	695,000	696,410
California Municipal Finance Authority Westside Neighborhood School Project (B)	5.000	06-15-34	250,000	263,957
5	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Westside Neighborhood School Project (B)	5.500	06-15-39	600,000	$639,576
California Municipal Finance Authority Westside Neighborhood School Project (B)	5.900	06-15-44	600,000	640,592
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (B)	5.000	11-21-45	500,000	509,045
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-30	500,000	502,305
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-31	500,000	502,118
California School Finance Authority John Adams Academies, Series A (B)	4.500	07-01-32	790,000	800,296
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,385,955
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-33	5,000,000	5,535,326
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-34	1,000,000	1,114,633
City of Oroville Oroville Hospital (E)	5.250	04-01-54	3,000,000	2,070,000
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (B)	3.250	04-01-57	425,000	311,049
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	997,862
Lindsay Unified School District Election of 2008, Series B, GO (A)(F)	3.687	08-01-36	2,675,000	1,840,926
M-S-R Energy Authority Series B	6.500	11-01-39	945,000	1,163,813
M-S-R Energy Authority Series B	7.000	11-01-34	2,220,000	2,672,347
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	595,000	608,208
San Bernardino Community College District Election of 2002, Series D, GO (F)	3.072	08-01-33	1,900,000	1,524,611
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,590,000	2,545,004
Colorado 3.1%				48,713,806
Adams County School District No. 1 Certificates of Participation (A)	5.000	12-01-37	25,000	27,745
Aerotropolis Regional Transportation Authority (B)	5.500	12-01-44	2,500,000	2,583,041
City & County of Denver Pledged Excise Tax Revenue Series A	4.000	08-01-38	2,000,000	2,039,484
Colorado Bridge & Tunnel Enterprise Series A (A)	5.000	12-01-44	995,000	1,074,529
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	6

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Colorado Bridge Enterprise Central 70 Project, AMT	4.000	12-31-26	3,950,000	$3,961,307
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (B)	6.000	07-01-55	1,000,000	1,016,256
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	9,420,000	9,680,366
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	1,004,710
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-26	350,000	352,862
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-28	1,000,000	1,045,884
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-29	800,000	850,363
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.250	12-01-54	400,000	413,770
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	505,462
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,400,000	1,405,318
Colorado Health Facilities Authority Series A	5.000	05-15-38	420,000	446,312
Colorado Health Facilities Authority Series A	5.000	05-15-40	100,000	105,256
County of Routt Yampa Valley Regional Airport, AMT (D)	5.000	06-01-34	370,000	403,569
County of Routt Yampa Valley Regional Airport, AMT (D)	5.000	06-01-35	350,000	382,897
County of Routt Yampa Valley Regional Airport, AMT (D)	5.000	06-01-36	235,000	257,231
County of Routt Yampa Valley Regional Airport, AMT (D)	5.500	06-01-56	750,000	786,451
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,125,000	1,131,102
Denver Convention Center Hotel Authority	5.000	12-01-33	1,620,000	1,630,861
Denver Convention Center Hotel Authority	5.000	12-01-36	1,000,000	1,005,449
Fiddler’s Business Improvement District Greenwood Village, GO (B)	5.000	12-01-32	245,000	252,746
Hess Ranch Metropolitan District No. 5 Series A-1	6.000	12-01-43	710,649	738,898
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	363,019	377,382
Hunters Overlook Metropolitan District No. 5, GO (A)	4.250	12-01-54	1,000,000	936,119
7	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Park Creek Metropolitan District Series A (A)	5.000	12-01-43	1,355,000	$1,434,984
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	570,000	594,234
Sand Creek Metropolitan District Series B, GO (A)	4.000	12-01-40	1,300,000	1,305,435
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series A, GO (B)	5.000	04-01-35	3,900,000	4,216,806
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (A)	4.000	12-01-44	2,925,000	2,789,810
Triview Metropolitan District, GO (A)	4.000	11-01-39	3,000,000	2,929,393
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (F)	8.021	12-01-37	2,529,412	1,027,774
Connecticut 1.0%				16,010,838
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	550,000	593,241
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	430,000	461,908
Connecticut State Health & Educational Facilities Authority Fairfield University, Series V	5.000	07-01-42	150,000	163,498
Connecticut State Health & Educational Facilities Authority Fairfield University, Series W	5.000	07-01-44	1,000,000	1,080,427
Connecticut State Health & Educational Facilities Authority Fairfield University, Series W	5.000	07-01-45	500,000	535,307
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	370,000	366,933
Connecticut State Health & Educational Facilities Authority Quinnipiac University, Series P	5.000	07-01-45	2,500,000	2,679,271
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	5.000	07-01-34	325,000	348,098
Harbor Point Infrastructure Improvement District Harbor Point Project (B)	5.000	04-01-39	3,500,000	3,528,194
Stamford Housing Authority Mozaic Concierge Living Project, Series C	4.750	10-01-32	3,600,000	3,724,985
Town of Hamden Whitney Center Project	5.000	01-01-50	1,075,000	967,020
Town of Hamden, GO (A)	5.000	08-15-33	1,390,000	1,561,956
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	8

	Rate (%)	Maturity date	Par value^	Value
Delaware 0.2%				$3,435,622
Delaware County Finance Authority The Villages at Casement Project, Series A (D)	5.750	12-01-41	275,000	293,964
Delaware County Finance Authority The Villages at Casement Project, Series A (D)	6.750	12-01-51	300,000	325,317
Delaware County Finance Authority The Villages at Casement Project, Series A (D)	6.750	12-01-55	225,000	242,512
Delaware State Economic Development Authority Acts Retirement Life Communities, Series B	5.000	11-15-38	1,540,000	1,603,144
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-35	1,000,000	970,685
District of Columbia 2.0%				31,124,269
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,070,784
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,669,273
District of Columbia Series A, GO	5.000	08-01-35	1,320,000	1,502,597
District of Columbia Union Market Project, Series A (B)	5.125	06-01-34	5,250,000	5,450,512
District of Columbia Union Market Project, Series B (0.000% to 6-1-34, then 6.250% thereafter) (B)	0.000	06-01-41	3,010,000	1,975,246
District of Columbia Income Tax Revenue Series A	5.000	06-01-36	2,900,000	3,315,658
District of Columbia Income Tax Revenue Series A	5.000	06-01-44	185,000	201,963
District of Columbia Income Tax Revenue Series A	5.000	06-01-45	1,930,000	2,089,527
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	4.000	10-01-35	2,800,000	2,823,215
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	315,000	317,336
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-38	3,375,000	3,694,355
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (A)	6.500	10-01-41	1,815,000	1,838,082
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.250	07-15-53	4,000,000	4,175,721
Florida 8.4%				130,759,061
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	175,000	175,097
9	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,730,000	$1,743,350
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (B)	5.000	06-15-34	780,000	789,736
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	990,000	974,443
City of Pompano Beach John Knox Village Project	3.500	09-01-30	1,900,000	1,894,186
Collier County Industrial Development Authority NCH Healthcare System Projects, Series B1	5.000	10-01-54	1,250,000	1,319,588
Collier County Industrial Development Authority NCH Healthcare System Projects, Series B2	5.000	10-01-54	1,200,000	1,282,621
County of Broward Airport System Revenue, Series A, AMT	5.000	10-01-27	1,500,000	1,539,126
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,766,153
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,242,935
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	2,250,000	2,421,099
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-34	5,500,000	6,109,938
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,392,302
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-39	3,000,000	3,172,997
County of Miami-Dade Seaport Department Series A-1, AMT (A)	4.000	10-01-45	2,560,000	2,385,608
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	2,014,134
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	150,717
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	186,307
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	325,000	340,182
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,068,998
County of Okaloosa Air Force Enlisted Village, Inc. Project (B)	4.375	05-15-35	895,000	903,899
County of Okaloosa Air Force Enlisted Village, Inc. Project (B)	5.500	05-15-45	1,000,000	1,035,462
Duval County Public Schools School Board Certificates of Participation, Series A (A)	5.000	07-01-30	500,000	543,875
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	10

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Duval County Public Schools School Board Certificates of Participation, Series A (A)	5.000	07-01-31	250,000	$269,992
Florida Atlantic University Finance Corp. Student Housing Project, Series B	4.000	07-01-35	1,280,000	1,284,992
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-36	2,225,000	2,042,465
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	1,670,000	1,510,818
Florida Development Finance Corp. Imagine School at Broward Project, Series A (B)	5.000	12-15-34	330,000	336,833
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	285,000	293,293
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	585,000	583,538
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (B)	4.375	10-01-54	6,250,000	6,297,948
Florida Development Finance Corp. Tampa General Hospital Project, Series A	5.000	08-01-41	1,010,000	1,065,375
Florida Development Finance Corp. UF Health Jacksonville Project	5.000	02-01-33	1,000,000	1,055,734
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,800,942
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (B)	4.500	07-01-32	3,500,000	3,505,053
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (B)	5.250	08-01-29	1,000,000	1,028,194
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	501,219
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	535,160
Florida Higher Educational Facilities Financial Authority Jacksonville University (B)	4.500	06-01-33	4,035,000	4,023,332
Florida Higher Educational Facilities Financial Authority Nova Southeastern University Project	5.000	04-01-30	915,000	916,105
Florida Higher Educational Facilities Financial Authority Rollins College Project	4.000	12-01-49	1,750,000	1,547,432
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (B)	4.450	11-15-31	2,700,000	2,716,793
Florida State Board of Governors Polytech University, Series A (A)	4.250	07-01-38	1,000,000	1,032,253
Florida State Board of Governors Florida International University Dormitory Revenue Series A (A)	3.000	07-01-35	1,125,000	1,069,976
11	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Greater Orlando Aviation Authority, AMT	5.000	10-01-38	5,510,000	$6,025,006
Greater Orlando Aviation Authority, AMT	5.000	10-01-39	5,785,000	6,294,864
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	2,075,000	1,829,117
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	3,250,000	3,473,136
Lee County Industrial Development Authority Shell Point Obligated Group	4.000	11-15-28	100,000	101,242
Lee County Industrial Development Authority Shell Point Obligated Group, Series A	5.250	11-15-54	3,450,000	3,469,140
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-46	1,500,000	1,363,490
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	150,000	151,681
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	235,000	249,229
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	3,670,000	3,628,924
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	100,000	107,446
North Miami Community Redevelopment Agency Series A	5.000	03-01-32	500,000	540,551
North Miami Community Redevelopment Agency Series A	5.000	03-01-33	1,500,000	1,631,848
North Miami Community Redevelopment Agency Series A	5.000	03-01-35	1,665,000	1,824,004
North Miami Community Redevelopment Agency Series A	5.000	03-01-36	1,600,000	1,729,032
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	2,260,000	2,412,322
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.250	10-01-56	1,000,000	1,039,402
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	3,505,621
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities, Series A	5.000	11-15-45	2,090,000	2,103,603
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	1,065,000	1,145,100
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-32	600,000	648,254
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	12

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-35	880,000	$935,722
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	230,000	230,000
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	3,550,000	3,535,084
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,635,000	1,573,956
Polk County Industrial Development Authority Mineral Development LLC, AMT (B)(E)	5.875	01-01-33	1,665,000	333,000
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	900,000	703,869
Tampa Bay Water Series A	5.250	10-01-54	5,145,000	5,417,723
Village Community Development District CDD No. 15 (B)	4.000	05-01-34	495,000	500,279
Village Community Development District CDD No. 6 (A)	4.000	05-01-37	385,000	386,216
Georgia 3.5%				54,763,885
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	530,000	576,125
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	150,000	148,768
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	1,775,000	1,777,573
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,790,000	1,863,941
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-35	1,500,000	1,554,038
Development Authority of Bainbridge and Decatur County Spring Creek Charter Academy Project (B)	6.750	04-01-66	1,500,000	1,504,715
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	1,450,000	1,297,346
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	3,500,000	3,550,100
Fulton County Residential Care Facilities for the Elderly Authority Canterbury Court Project, Series A (B)	5.000	04-01-37	1,500,000	1,530,445
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-36	200,000	200,031
13	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	4,800,000	$4,801,520
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	2,650,000	2,714,399
Main Street Energy, Inc. Series D	5.000	12-01-33	8,675,000	9,179,378
Main Street Natural Gas, Inc. Series A	5.000	05-15-27	3,660,000	3,721,840
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	100,000	107,826
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	710,000	720,461
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	2,750,000	2,903,515
Main Street Natural Gas, Inc. Series B	5.000	12-01-55	2,250,000	2,382,456
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	750,000	796,968
Main Street Natural Gas, Inc. Series D	5.000	04-01-54	4,500,000	4,784,883
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	4,780,000	5,109,370
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	2,900,000	3,003,171
Savannah Georgia Convention Center Authority Convention Center Hotel, First Tier, Series A	5.250	06-01-40	500,000	535,016
Hawaii 0.2%				2,417,706
County of Maui, GO	3.250	09-01-35	1,800,000	1,790,667
County of Maui, GO	5.000	09-01-37	550,000	627,039
Illinois 8.6%				133,683,864
Bridgeview Finance Corp. Series A	5.000	12-01-37	5,235,000	5,323,572
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (A)	5.000	12-01-31	325,000	353,463
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (A)	5.000	12-01-33	170,000	187,686
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,402,067
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	2,380,000	2,379,594
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,542,687
Chicago Board of Education Series A, GO	5.000	12-01-34	3,000,000	3,078,734
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	14

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago Board of Education Series A, GO	5.000	12-01-37	1,050,000	$1,058,046
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,843,406
Chicago Board of Education Series B, GO (A)	4.000	12-01-41	1,800,000	1,713,326
Chicago Board of Education Series H, GO	5.000	12-01-36	1,000,000	1,003,896
Chicago Midway International Airport Series A, AMT	5.000	01-01-33	1,000,000	1,083,248
Chicago Midway International Airport Series A, AMT	5.000	01-01-35	500,000	546,410
Chicago Midway International Airport Series C, AMT	5.000	01-01-36	750,000	808,143
Chicago O’Hare International Airport Series A	4.000	01-01-38	1,505,000	1,508,864
Chicago O’Hare International Airport Series A, AMT	5.250	01-01-42	2,450,000	2,634,696
Chicago O’Hare International Airport Series C, AMT	5.000	01-01-34	2,000,000	2,212,757
Chicago O’Hare International Airport Series D	5.000	01-01-52	2,170,000	2,174,617
Chicago O’Hare International Airport Series E, AMT (A)	5.000	01-01-60	800,000	803,089
City of Chicago Series A, GO	5.000	01-01-29	3,985,000	4,092,709
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,021,979
City of Chicago Wastewater Transmission Revenue Series A (A)	5.000	01-01-38	1,000,000	1,093,707
City of Chicago Wastewater Transmission Revenue Series A (A)	5.000	01-01-39	225,000	244,951
Cook County Community College District No. 508 City Colleges of Chicago, GO (A)	5.000	12-01-36	1,000,000	1,095,236
Cook County Community College District No. 508 City Colleges of Chicago, GO (A)	5.000	12-01-37	1,000,000	1,089,691
Cook County Community College District No. 535 Series B, GO	3.000	12-01-32	1,055,000	1,043,653
Cook County Community Consolidated School District No. 34 Glenview Series A, GO	3.000	12-01-36	1,265,000	1,168,276
Cook County School District No. 143 Midlothian Series A, GO (A)	5.000	12-01-30	540,000	588,072
15	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Cook County School District No. 143 Midlothian Series A, GO (A)	5.000	12-01-31	730,000	$805,372
Cook County School District No. 143 Midlothian Series A, GO (A)	5.000	12-01-32	535,000	596,982
Cook County School District No. 143 Midlothian Series A, GO (A)	5.000	12-01-33	685,000	771,995
Cook County School District No. 86 Harwood Heights, GO (A)	5.000	12-01-42	585,000	622,976
Cook County School District No. 86 Harwood Heights, GO (A)	5.000	12-01-43	550,000	581,355
Cook County School District No. 86 Harwood Heights, GO (A)	5.000	12-01-44	410,000	430,788
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	360,000	360,243
Illinois Finance Authority Clark-Lindsey Village, Series A	5.125	06-01-32	825,000	842,380
Illinois Finance Authority Clark-Lindsey Village, Series A	5.250	06-01-37	1,225,000	1,242,412
Illinois Finance Authority DePaul College Prep Foundation, Series A (B)	4.500	08-01-33	1,155,000	1,191,253
Illinois Finance Authority Dominican University	5.000	03-01-27	360,000	362,167
Illinois Finance Authority Dominican University	5.000	03-01-29	230,000	234,629
Illinois Finance Authority Dominican University	5.000	03-01-31	565,000	579,871
Illinois Finance Authority LRS Holdings LLC Project, Series A, AMT (B)	7.250	09-01-52	1,000,000	1,088,294
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (B)	7.375	09-01-42	1,250,000	1,426,497
Illinois Finance Authority Moorings of Arlington Heights, Series A	5.125	11-01-46	1,000,000	1,004,469
Illinois Finance Authority Music and Dance Theater Chicago (B)	5.000	10-01-35	1,350,000	1,362,970
Illinois Finance Authority Music and Dance Theater Chicago (B)	5.750	10-01-45	1,600,000	1,607,721
Illinois Finance Authority Navy Pier, Inc., Series B (B)	5.000	10-01-34	1,150,000	1,202,021
Illinois Finance Authority Navy Pier, Inc., Series B (B)	5.000	10-01-44	500,000	504,840
Illinois Finance Authority Northshore University Health System, Series A	5.000	08-15-32	200,000	215,193
Illinois Finance Authority Westminster Village, Series A	4.500	05-01-28	785,000	781,412
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	16

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois State Toll Highway Authority Series A	5.000	01-01-43	1,525,000	$1,623,607
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (A)	5.000	12-01-40	1,000,000	1,041,543
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (A)	5.000	12-01-41	1,000,000	1,040,386
Northern Illinois University Series B (A)	5.000	04-01-28	110,000	113,730
Sales Tax Securitization Corp. Series A	4.000	01-01-39	550,000	542,950
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,884,861
Sales Tax Securitization Corp. Series A	5.000	01-01-34	4,750,000	5,296,639
Sales Tax Securitization Corp. Series A	5.000	01-01-36	5,250,000	5,881,938
Sales Tax Securitization Corp. Series A (A)	5.000	01-01-37	1,000,000	1,051,825
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,319,363
Sales Tax Securitization Corp. Series C	5.000	01-01-37	1,000,000	1,048,385
Sales Tax Securitization Corp. Series D	5.000	01-01-37	1,310,000	1,420,669
Sales Tax Securitization Corp. Series D	5.000	01-01-38	1,385,000	1,493,613
Sales Tax Securitization Corp. Series D	5.000	01-01-39	1,520,000	1,631,593
South Suburban College Community School District No. 510, GO (A)	5.250	12-01-37	1,190,000	1,274,824
South Suburban College Community School District No. 510, GO (A)	5.250	12-01-39	1,315,000	1,400,428
South Suburban College Community School District No. 510, GO (A)	5.250	12-01-41	1,490,000	1,579,578
St. Clair County Community Unit School District No. 187 Cahokia Series B, GO (A)	5.000	01-01-43	1,350,000	1,422,460
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,834,390
State of Illinois Series A, GO	5.000	05-01-34	1,980,000	2,039,179
State of Illinois Series B, GO	4.000	11-01-35	1,725,000	1,732,214
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,161,799
State of Illinois Series C, GO	4.000	10-01-39	3,000,000	2,924,464
17	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
State of Illinois Series C, GO (A)	4.000	10-01-42	1,400,000	$1,353,622
State of Illinois Series C, GO	4.000	10-01-43	4,340,000	4,097,648
State of Illinois Series C, GO (A)	4.000	10-01-44	2,700,000	2,562,521
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,819,727
State of Illinois Series E, GO	5.000	09-01-44	4,800,000	5,001,438
State of Illinois, GO (A)	4.000	02-01-31	1,050,000	1,056,256
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (B)	5.000	01-01-55	625,000	566,038
Village of Bedford Park Hotel/Motel Tax Revenue Series A (A)	4.000	12-01-42	200,000	195,648
Village of Bedford Park Hotel/Motel Tax Revenue Series A (A)	5.000	12-01-40	270,000	291,250
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (B)	4.820	01-01-41	5,551,119	5,553,265
Village of Morton Grove Tax Increment Revenue Samwill Station Redevelopment Project	5.000	01-01-39	2,000,000	2,000,153
Village of Northbrook, GO	5.000	12-01-37	980,000	1,090,580
Village of Northbrook, GO	5.000	12-01-38	895,000	992,666
Village of Westchester, GO (A)	5.000	12-15-35	800,000	892,610
Village of Westchester, GO (A)	5.000	12-15-43	500,000	537,589
Indiana 1.2%				19,205,339
City of Valparaiso Pratt Paper LLC Project, AMT (B)	4.875	01-01-44	500,000	510,591
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	4,004,788
Indiana Bond Bank Hamilton County Projects	3.000	07-15-36	15,000	14,123
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-42	1,280,000	1,343,748
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-43	1,200,000	1,254,351
Indiana Finance Authority Indiana Masonic Home Project, Series A	4.300	05-01-29	520,000	527,067
Indiana Finance Authority Marquette Project, Series A	5.125	03-01-45	2,200,000	2,262,939
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	1,031,774
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	18

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority Polyflow Industry Project, AMT (B)(E)	7.000	03-01-39	1,165,000	$117
Indiana Finance Authority The Methodist Hospitals, Inc., Series A	5.500	09-15-39	2,000,000	2,128,030
Indiana Municipal Power Agency Series A	5.000	01-01-42	815,000	833,218
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	800,000	860,983
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	330,000	351,429
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,095,000	1,181,885
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	305,000	332,889
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	595,000	645,566
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-32	250,000	277,220
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-33	275,000	306,520
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-33	200,000	223,968
Westfield-Washington Multi-School Building Corp. Series B (A)	5.250	07-15-40	1,000,000	1,114,133
Iowa 0.9%				14,195,761
Harlan Community School District, GO (A)	4.000	06-01-32	515,000	535,032
Harlan Community School District, GO (A)	4.000	06-01-33	540,000	558,279
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-46	1,500,000	1,305,825
Iowa Finance Authority Lifespace Communities, Inc., Series A	5.000	05-15-40	1,100,000	1,137,953
Iowa Great Lakes Sanitation District, GO	4.000	06-01-33	1,145,000	1,175,370
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,011,028
PEFA, Inc. Gas Project, Series A (D)	5.000	04-01-35	6,800,000	7,242,870
19	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Iowa (continued)
Rock Valley Community School District, GO (A)	4.000	06-01-44	235,000	$229,404
Kansas 0.7%				11,255,068
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	1,120,000	1,079,477
Kansas Development Finance Authority AdventHealth Obligated Group, Series B	5.000	11-15-54	3,000,000	3,274,831
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,285,000	1,286,861
Wyandotte County-Kansas City Unified Government Northwest Speedway Star Bond District Project (B)	4.000	03-01-36	600,000	591,131
Wyandotte County-Kansas City Unified Government Village East Project, Areas 2B, 3, and 5 (B)	5.500	03-01-41	5,000,000	5,022,768
Kentucky 2.3%				35,909,013
County of Trimble Louisville Gas & Electric Company Project, Series A	3.750	06-01-33	2,500,000	2,502,096
Kenton County Airport Board Series A, AMT	5.000	01-01-29	300,000	314,866
Kenton County Airport Board Series A, AMT	5.000	01-01-30	550,000	585,714
Kenton County Airport Board Series A, AMT	5.000	01-01-31	750,000	809,510
Kenton County Airport Board Series A, AMT	5.000	01-01-32	1,350,000	1,473,445
Kenton County Airport Board Series A, AMT	5.250	01-01-39	1,500,000	1,641,636
Kentucky Public Energy Authority Series A	5.250	06-01-55	4,800,000	5,071,276
Kentucky Public Energy Authority Series B	5.000	12-01-33	9,790,000	10,062,388
Kentucky Public Energy Authority Series B	5.000	01-01-55	10,000,000	10,590,908
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,200,315
Stamford Housing Authority Mozaic Concierge Living Project, Series A	5.500	10-01-35	625,000	656,859
Louisiana 0.7%				11,511,989
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (B)	6.375	06-15-53	3,500,000	3,506,300
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	20

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	4,545,000	$4,633,345
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,010,006
New Orleans Aviation Board Series B, AMT	5.000	01-01-41	1,490,000	1,560,082
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	920,000	802,256
Maine 0.1%				1,620,713
City of Lewiston, GO	5.000	03-15-32	860,000	944,394
City of Portland General Airport Revenue	5.000	01-01-35	250,000	281,018
City of Portland General Airport Revenue	5.000	01-01-36	200,000	225,584
City of Portland General Airport Revenue	5.000	01-01-38	150,000	169,717
Maryland 1.7%				26,970,213
City of Baltimore City-Wide Affordable Housing Program (B)	4.000	06-01-35	300,000	296,759
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,060,000	2,107,749
County of Anne Arundel, GO	5.000	10-01-55	4,750,000	4,974,962
County of Baltimore, GO	5.000	07-01-44	6,595,000	7,157,321
County of Howard Annapolis Junction Town Center Project	5.000	02-15-44	290,000	303,260
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	840,000	856,292
Maryland Department of Housing & Community Development Series A-1	5.000	06-01-44	750,000	798,845
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	480,000	517,808
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	543,499
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	475,000	513,544
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-43	1,240,000	1,258,117
Maryland Health & Higher Educational Facilities Authority The Johns Hopkins Health System Issue, Series A	5.000	05-15-39	1,000,000	1,163,181
21	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority The Johns Hopkins Health System Issue, Series A	5.000	05-15-40	800,000	$931,663
Maryland Stadium Authority Built to Learn	5.000	06-01-27	845,000	864,830
State of Maryland Department of Transportation Series A	3.000	10-01-33	4,730,000	4,682,383
Massachusetts 2.5%				38,350,458
Commonwealth of Massachusetts Series A, GO	5.000	04-01-45	650,000	702,908
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-36	2,615,000	2,693,131
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-38	1,000,000	1,109,307
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-39	980,000	1,080,583
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-42	1,100,000	1,186,468
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-44	850,000	905,412
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-50	4,000,000	4,113,826
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	1,900,000	1,909,579
Massachusetts Development Finance Agency Boston University Issue, Series A-2	5.000	10-01-65	900,000	1,013,913
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (B)	5.500	07-15-35	1,000,000	1,022,101
Massachusetts Development Finance Agency Dana Farber Cancer Institute Issue, Series Q	5.500	12-01-56	9,750,000	10,367,568
Massachusetts Development Finance Agency Dana Farber Cancer Institute Issue, Series R (D)	5.000	12-01-45	2,000,000	2,086,809
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-1 (B)	5.250	12-01-30	1,400,000	1,400,233
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (B)	5.000	12-01-29	850,000	850,145
Massachusetts Development Finance Agency Mass General Brigham, Series D	5.000	07-01-54	830,000	855,742
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	225,000	233,785
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	815,000	776,399
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (B)	5.000	10-01-37	2,000,000	2,016,735
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	22

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Northeastern University, Series A (D)	5.250	10-01-46	1,000,000	$1,090,369
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,150,000	1,149,925
Massachusetts Housing Finance Agency Series A	3.800	12-01-43	460,000	434,942
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,033,391
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	300,000	317,187
Michigan 1.4%				22,264,958
City of Detroit, GO	5.000	04-01-30	800,000	851,253
City of Detroit, GO	5.500	04-01-32	295,000	318,272
City of Detroit, GO	5.500	04-01-33	470,000	505,773
City of Detroit, GO	5.500	04-01-34	325,000	348,787
City of Detroit, GO	5.500	04-01-39	1,290,000	1,366,540
City of Lansing Series B, GO (A)	4.000	06-01-39	2,250,000	2,310,809
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-34	1,185,000	1,318,596
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-36	710,000	779,747
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-41	1,600,000	1,709,670
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series A	6.000	11-01-50	2,500,000	2,510,891
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series B-1	4.750	11-01-30	500,000	500,137
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-29-36	1,000,000	1,088,549
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-28-38	1,000,000	1,072,801
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	490,000	425,941
Michigan Finance Authority McLaren Healthcare, Series A	5.000	05-15-38	1,200,000	1,203,540
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,539,778
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-31	580,000	569,143
Michigan State Hospital Finance Authority Corewell Health, Series B	5.000	08-15-55	1,200,000	1,315,284
State of Michigan Trunk Line Revenue Rebuilding Michigan Program, Series B	4.000	11-15-38	1,385,000	1,418,725
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series B, AMT	5.500	12-01-43	500,000	557,807
23	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series B, AMT	5.500	12-01-44	500,000	$552,915
Minnesota 0.7%				10,305,320
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-34	215,000	221,204
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	590,000	603,154
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	400,000	410,510
Minnesota Housing Finance Agency Series A	2.950	02-01-46	673,683	598,682
Minnesota Municipal Gas Agency Gas Project, Series A	5.000	09-01-35	8,100,000	8,471,770
Mississippi 0.5%				7,939,718
City of Gulfport Memorial Hospital at Gulfport Project	5.000	07-01-35	500,000	547,130
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-36	500,000	553,362
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-37	500,000	551,485
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-38	565,000	621,202
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-39	725,000	793,536
County of Warren International Paper Company Project	4.000	09-01-32	1,025,000	1,051,374
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,580,000	1,059,563
Mississippi Development Bank Hancock County Gomesa Project (B)	4.550	11-01-39	1,000,000	998,209
Mississippi Development Bank Magnolia Regional Health Center Project (B)	4.000	10-01-41	1,000,000	854,941
State of Mississippi Gaming Tax Revenue Series A	5.000	10-15-36	880,000	908,916
Missouri 1.2%				18,343,546
City of Kansas City Water Revenue Series A	3.500	12-01-37	2,790,000	2,735,915
Health & Educational Facilities Authority of the State of Missouri Mercy Health	5.500	12-01-48	1,000,000	1,062,063
I-470 Western Gateway Transportation Development District Series A (B)	4.500	12-01-29	999,000	1,000,766
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	2,775,000	2,826,389
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	24

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-36	110,000	$110,125
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-39	1,040,000	1,070,466
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	955,000	1,043,983
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,244,885
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	791,299
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,106,034
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	559,556
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	813,790
St. Louis County Industrial Development Authority Manchester Ballas Community Improvement Disctrict Project, Series A (B)	5.000	09-01-38	1,380,000	1,380,812
Taney County Industrial Development Authority Big Cedar Infrastructure Project (B)	5.000	10-01-33	1,000,000	1,011,190
Waynesville R-VI School District Certificates of Participation	5.000	04-15-34	370,000	411,979
Waynesville R-VI School District Certificates of Participation	5.000	04-15-36	550,000	605,669
Waynesville R-VI School District Certificates of Participation	5.000	04-15-37	520,000	568,625
Montana 0.4%				5,836,632
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	3,000,000	3,042,719
County of Flathead, GO	5.000	07-01-45	1,370,000	1,488,282
County of Flathead, GO	5.000	07-01-46	850,000	915,953
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	550,000	389,678
Nebraska 0.8%				12,855,610
Central Plains Energy Project Subseries A-1	5.000	08-01-55	4,250,000	4,555,865
County of Sarpy Building Bonds, GO	1.750	06-01-34	1,000,000	842,530
Nebraska State Colleges Student Fees & Facilities Revenue (A)	5.000	07-01-48	850,000	876,020
25	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Nebraska (continued)
Omaha Airport Authority Airport Facilities, AMT (A)	5.250	12-15-43	1,275,000	$1,381,285
Omaha Public Power District Series A	5.000	02-01-43	4,850,000	5,199,910
Nevada 0.8%				11,910,859
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,001,653
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-37	700,000	768,903
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-38	1,350,000	1,474,580
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	2,905,000	2,957,391
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT	5.250	07-01-49	2,515,000	2,588,833
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series B, AMT (B)	12.000	01-01-65	3,070,000	1,719,200
Washoe County School District School Improvement, Series A, GO (A)	3.000	06-01-34	1,445,000	1,400,299
New Hampshire 1.1%				16,777,904
New Hampshire Business Finance Authority Bridgeland Water & Utility District (B)	5.375	12-15-35	2,262,000	2,262,270
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (B)(F)	6.868	12-15-32	2,350,000	1,511,982
New Hampshire Business Finance Authority Princeton Area Project (B)	5.500	12-01-30	3,209,000	3,210,542
New Hampshire Business Finance Authority Series A (B)	3.625	07-01-43	1,500,000	1,207,423
New Hampshire Business Finance Authority Silverado Project (B)	5.000	12-01-28	1,906,000	1,905,664
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	939,429
New Hampshire Business Finance Authority Tamarron Project, GO (B)	5.250	12-01-35	2,000,000	1,999,800
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	245,000	246,485
New Hampshire Health & Education Facilities Authority Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,494,309
New Jersey 1.6%				25,183,889
Casino Reinvestment Development Authority, Inc. Series A (A)	5.000	11-01-40	750,000	813,446
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	26

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
Casino Reinvestment Development Authority, Inc. Series A (A)	5.000	11-01-41	500,000	$539,366
Casino Reinvestment Development Authority, Inc. Series B (A)	5.000	11-01-40	840,000	911,060
Casino Reinvestment Development Authority, Inc. Series B (A)	5.000	11-01-41	860,000	927,709
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (B)	6.375	01-01-35	5,100,000	5,361,236
New Jersey Economic Development Authority Series SSS	5.250	06-15-36	955,000	1,089,040
New Jersey Economic Development Authority Series SSS	5.250	06-15-37	1,000,000	1,133,011
New Jersey Economic Development Authority Series SSS	5.250	06-15-39	1,000,000	1,122,859
New Jersey Health Care Facilities Financing Authority Princeton Healthcare System, Series A	5.000	07-01-39	2,000,000	2,005,573
New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health Obligated Group, Series A	5.250	07-01-38	900,000	1,066,152
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,145,000	2,190,100
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,215,000	1,226,435
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	541,590
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,792,892
State of New Jersey, GO	2.000	06-01-27	1,135,000	1,123,336
State of New Jersey, GO	2.000	06-01-29	1,285,000	1,234,150
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,170,000	2,105,934
New Mexico 0.1%				1,019,684
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,019,684
New York 4.0%				62,509,240
Albany County Airport Authority Series B, AMT	5.000	12-15-26	600,000	606,215
Build NYC Resource Corp. Bay Ridge Preparatory School Project (B)	5.000	09-01-39	1,105,000	1,116,576
27	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	1,985,000	$1,996,306
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (B)	4.000	11-01-41	250,000	222,725
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (B)	4.000	11-01-51	180,000	142,851
Build NYC Resource Corp. TrIPs Obligated Group, AMT	5.500	07-01-42	900,000	979,710
Build NYC Resource Corp. TrIPs Obligated Group, AMT	5.500	07-01-43	1,000,000	1,082,305
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,090,000	1,099,623
City of New York Fiscal 2026, Series D, GO	5.000	10-01-45	1,500,000	1,602,290
City of New York Series F-1, GO	5.000	03-01-50	1,275,000	1,303,212
Dutchess County Local Development Corp. Nuvance Health Issue, Series B	4.000	07-01-44	950,000	878,464
Geneva Development Corp. Hobart and William Smith Colleges Project	5.000	02-01-46	750,000	778,257
Geneva Development Corp. Hobart and William Smith Colleges Project	5.000	02-01-56	540,000	541,062
Metropolitan Transportation Authority Series A (A)	4.000	11-15-46	1,735,000	1,608,060
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	504,648
Monroe County Industrial Development Corp. St. John Fisher University Project	5.250	06-01-49	350,000	367,132
New York City Industrial Development Agency Yankee Stadium Project, Series A (A)	4.000	03-01-45	60,000	57,553
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	1,700,000	1,970,646
New York City Municipal Water Finance Authority Series GG	5.000	06-15-50	2,795,000	2,859,937
New York City Municipal Water Finance Authority Subseries DD-3	4.000	06-15-41	825,000	826,377
New York City Transitional Finance Authority Fiscal 2025, Series D	5.000	05-01-36	1,000,000	1,125,053
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	375,000	380,146
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	2,960,000	2,987,398
New York Energy Finance Development Corp.	5.000	07-01-56	2,000,000	2,068,083
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	28

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Liberty Development Corp. World Trade Center, Class 2-3 (B)	5.150	11-15-34	2,500,000	$2,502,136
New York State Dormitory Authority Cornell University, Series A	5.500	07-01-54	10,000,000	10,812,352
New York State Dormitory Authority Series A	4.000	03-15-37	2,295,000	2,332,594
New York State Dormitory Authority Series D	4.000	02-15-39	2,440,000	2,448,822
New York State Dormitory Authority Series E	4.000	03-15-39	315,000	316,763
New York State Dormitory Authority White Plains Hospital Obligated Group (A)	5.000	10-01-38	2,075,000	2,266,143
New York State Environmental Facilities Corp. NYS Municipal Water Finance Authority Projects, Series A	5.000	06-15-41	750,000	856,136
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	495,000	502,382
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	1,908,408
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	40,000	39,954
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,987,828
Port Authority of New York & New Jersey Series 248	5.000	01-15-45	1,350,000	1,465,221
Riverhead Industrial Development Agency Riverhead Charter School Project	4.000	08-01-30	1,170,000	1,181,072
Riverhead Industrial Development Agency Riverhead Charter School Project	4.500	08-01-35	970,000	1,003,775
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	100,000	111,608
Suffolk Regional Off-Track Betting Company	5.750	12-01-44	500,000	514,443
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,365,000	1,461,754
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,350,000	1,406,363
Utility Debt Securitization Authority Series TE-2	5.000	12-15-41	2,000,000	2,286,857
North Carolina 0.4%				5,577,345
City of Charlotte Series B, GO	5.000	07-01-36	1,545,000	1,741,428
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (A)	5.000	07-01-35	900,000	974,235
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (A)	5.250	07-01-40	920,000	998,508
29	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
North Carolina (continued)
North Carolina Medical Care Commission Every Age, Series B	5.000	09-01-44	1,280,000	$1,332,201
North Carolina Medical Care Commission Penick Village Project, Series B-1	4.750	09-01-29	410,000	410,820
North Carolina Medical Care Commission Presbyterian Homes, Series C	4.000	10-01-31	120,000	120,153
North Dakota 0.2%				2,924,326
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	1,625,000	1,625,235
City of Bismarck Series T, GO	3.000	05-01-36	330,000	322,485
City of Grand Forks Altru Health System, Series A (A)	5.000	12-01-39	675,000	723,914
City of Grand Forks Altru Health System, Series A (A)	5.000	12-01-43	240,000	252,692
Ohio 1.9%				30,192,791
City of Cleveland Series A, GO	5.000	12-01-47	1,000,000	1,039,381
Columbus Metropolitan Housing Authority Waldren Woods Project	4.000	06-01-34	495,000	493,785
County of Cuyahoga, GO (D)	5.500	12-01-61	4,850,000	5,185,375
County of Hamilton Life Enriching Communities Project	5.000	01-01-42	1,100,000	1,130,203
County of Hamilton Life Enriching Communities Project	5.000	01-01-46	870,000	869,927
County of Hamilton Life Enriching Communities Project	5.125	01-01-44	1,000,000	1,029,222
County of Hamilton Life Enriching Communities Project	5.500	01-01-40	200,000	215,619
County of Hamilton Life Enriching Communities Project, Series A	5.250	01-01-38	500,000	527,153
County of Hamilton Life Enriching Communities Project, Series A	5.500	01-01-43	500,000	524,293
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	3,970,000	4,022,709
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	515,000	512,122
County of Montgomery Solvita Project	5.000	09-01-37	1,020,000	1,102,544
County of Montgomery Solvita Project	5.000	09-01-39	1,050,000	1,123,118
County of Montgomery Solvita Project	5.250	09-01-40	360,000	387,338
County of Montgomery Solvita Project	5.250	09-01-42	360,000	382,196
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	30

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
County of Montgomery Solvita Project	5.250	09-01-43	400,000	$422,388
County of Warren Community First Solutions Obligated Group, Series A	5.000	05-15-44	500,000	512,148
Jefferson County Port Authority JSW Steel Project, AMT (B)	5.000	12-01-53	3,550,000	3,622,725
Northeast Ohio Regional Sewer District	3.000	11-15-34	2,045,000	1,969,044
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	1,007,452
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,055,000	1,063,809
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series A	3.875	01-01-36	1,030,000	1,030,847
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B	4.350	06-30-40	2,000,000	2,019,393
Oklahoma 0.9%				13,451,777
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	800,000	850,741
Cleveland Educational Facilities Authority Cleveland Public Schools Project	5.000	09-01-34	325,000	354,936
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,043,686
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,856,353
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	2,178,260
Oklahoma Water Resources Board State Loan Program, Series C	5.000	10-01-44	1,000,000	1,071,282
Tulsa Authority for Economic Opportunity Vast Bank Project (B)	4.000	12-01-43	940,000	868,292
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,020,000	1,031,454
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	490,000	491,924
Tulsa Municipal Airport Trust American Airlines, Inc. Project, AMT	6.250	12-01-35	2,400,000	2,704,849
Oregon 0.6%				8,986,808
Astoria Hospital Facilities Authority Columbia Memorial Hospital Project	5.250	08-01-49	760,000	761,142
Clackamas County School District No. 7J Lake Oswego, GO (D)	5.000	06-01-46	900,000	964,010
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (B)	4.625	06-15-35	265,000	270,918
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (B)	5.500	06-15-45	475,000	484,566
31	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Oregon (continued)
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-27	305,000	$311,648
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-29	185,000	193,209
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-31	325,000	344,004
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-32	335,000	356,426
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-33	355,000	378,663
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-34	325,000	347,655
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-35	295,000	314,836
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,440,000	1,450,280
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	85,000	81,639
Salem-Keizer School District No. 24J, GO (F)	3.243	06-15-29	1,105,000	1,001,343
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	192,307
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-40	1,000,000	1,025,834
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-42	500,000	508,328
Pennsylvania 3.5%				54,696,221
Allegheny County Airport Authority Pittsburgh International Airport, AMT (A)	5.250	01-01-44	4,250,000	4,552,462
Allegheny County Airport Authority Pittsburgh International Airport, AMT (A)	5.250	01-01-45	3,995,000	4,245,675
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-43	2,100,000	2,240,977
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.000	06-15-33	2,855,000	2,930,838
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	3,950,000	3,317,839
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	2,000,000	1,127,939
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	32

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	1,000,000	$1,002,634
Chester County Industrial Development Authority Longwood Gardens Project	4.000	12-01-49	870,000	782,146
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,184,799
City of Philadelphia Series A, GO	5.000	08-01-39	850,000	948,218
City of Philadelphia Series A, GO	5.250	08-01-43	1,250,000	1,396,116
City of Philadelphia Airport Revenue Private Activity, AMT (A)	4.000	07-01-46	265,000	243,756
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	542,794
Delaware County Authority Cabrini University	5.000	07-01-42	200,000	204,430
Doylestown Hospital Authority (B)	5.375	07-01-39	1,500,000	1,636,665
Lancaster County Hospital Authority Brethren Village Project	4.750	07-01-37	850,000	826,996
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	715,000	715,738
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,410,000	1,410,059
Lancaster County Hospital Authority Landis Homes Retirement Community Project, Series A	5.000	07-01-45	320,000	319,989
Lancaster County Hospital Authority Masonic Villages Project	5.000	11-01-30	2,485,000	2,628,832
Lancaster County Hospital Authority Masonic Villages Project	5.125	11-01-38	1,045,000	1,123,861
Lancaster Municipal Authority Luthercare Project, Series A	5.000	12-01-45	700,000	715,965
Montgomery County Industrial Development Authority Acts Retirement-Life Communities, Series C	5.000	11-15-45	2,415,000	2,446,169
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	750,000	750,787
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series C	5.250	12-01-37	1,500,000	1,501,563
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project	5.000	07-01-38	2,500,000	2,621,994
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-1	5.250	11-01-43	1,855,000	1,997,763
33	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission Series A-2	5.000	12-01-43	1,075,000	$1,110,649
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-27	1,225,000	1,253,880
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-28	645,000	663,181
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-29	1,135,000	1,177,661
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	180,000	177,771
Philadelphia Authority For Industrial Development Holy Family University Project	5.125	09-01-45	580,000	595,551
Pittsburgh Water & Sewer Authority Series A (A)	5.000	09-01-43	1,530,000	1,641,136
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series A (A)	5.000	02-01-34	1,895,000	2,074,402
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (A)	5.000	02-01-28	1,530,000	1,584,986
Puerto Rico 1.1%				16,605,276
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (F)	2.122	11-01-43	8,363,153	5,770,575
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (F)	3.149	07-01-27	1,000,000	966,470
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (F)	3.428	07-01-31	2,989,000	2,512,043
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,000,127
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (F)	5.322	07-01-51	1,400,000	374,133
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	1,736,000	1,728,545
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	3,264,000	3,253,383
Rhode Island 0.2%				2,625,632
Providence Public Building Authority Capital Improvement Program, Series A (A)	5.250	09-15-43	1,000,000	1,076,746
Rhode Island Health and Educational Building Corp. Town of Coventry Issue, Series E (A)	5.000	05-15-40	350,000	383,902
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.000	09-15-41	1,095,000	1,164,984
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	34

	Rate (%)	Maturity date	Par value^	Value
South Carolina 1.5%				$23,979,338
Charleston County Airport District Series A, AMT	5.250	07-01-44	1,245,000	1,336,315
City of Myrtle Beach Water & Sewer Revenue, Series C	5.000	03-01-45	55,000	57,982
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-42	725,000	729,471
Greenville-Spartanburg Airport District Series A	5.250	07-01-54	1,130,000	1,174,225
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	3,000,000	3,212,942
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.250	11-15-39	800,000	836,963
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.500	11-15-44	1,000,000	1,036,258
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.500	09-01-45	1,100,000	1,125,997
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.625	09-01-50	940,000	948,471
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-27	1,555,000	1,566,667
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-30	1,945,000	1,958,037
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-33	125,000	125,750
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (B)(E)	6.250	06-01-40	1,000,000	110,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (B)(E)	6.500	06-01-51	4,000,000	440,000
South Carolina Jobs-Economic Development Authority Novant Health Obligated Group, Series A	5.250	11-01-40	2,500,000	2,759,819
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (B)	5.000	06-15-34	1,350,000	1,408,377
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (B)	5.000	06-15-44	2,500,000	2,457,446
35	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	1,650,000	$1,614,772
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	265,000	294,690
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	220,000	247,927
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	480,000	537,229
South Dakota 0.1%				939,828
County of Lincoln Augustana University Association Project	5.250	08-01-40	900,000	939,828
Tennessee 2.7%				42,521,674
Chattanooga Health Educational & Housing Facility Board Erlanger Health System (A)	5.000	12-01-34	500,000	564,988
City of Knoxville, GO	3.000	05-01-35	690,000	666,032
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	514,299
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	509,740
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	1,800,000	1,982,027
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	6.000	12-01-55	665,000	741,644
Knoxville Industrial Development Board Maplehurst Park Apartments Project (B)	4.250	11-01-30	7,000,000	6,957,349
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-37	1,620,000	1,635,241
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (A)	5.000	07-01-37	1,000,000	1,106,640
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (A)	5.000	07-01-40	2,000,000	2,183,074
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (A)	5.250	07-01-53	1,000,000	1,049,636
Metropolitan Government of Nashville & Davidson County Series C, GO	4.000	01-01-45	3,600,000	3,557,055
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	1,721,614
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,736,942
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	36

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	$943,965
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	994,091
Tennessee Energy Acquisition Corp. Series A	5.000	11-01-34	10,295,000	10,955,414
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	4,430,000	4,701,923
Texas 9.9%				153,773,403
Alief Independent School District, GO	4.000	02-15-42	1,000,000	1,004,334
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	156,613
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	138,100
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	107,931
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	131,603
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	131,967
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-48	1,000,000	1,034,637
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (B)(E)	12.000	06-01-43	1,781,000	62,335
Cedar Port Navigation & Improvement District District No. 1, GO	4.000	09-01-45	325,000	305,854
City of Austin Airport System Revenue Series B, AMT	5.000	11-15-35	1,000,000	1,119,752
City of Austin Airport System Revenue Series B, AMT	5.000	11-15-36	1,000,000	1,112,088
City of Austin Airport System Revenue Series B, AMT	5.000	11-15-37	1,000,000	1,105,225
City of Austin Airport System Revenue Series B, AMT	5.000	11-15-38	1,800,000	1,978,400
City of Austin, GO	2.286	09-01-40	75,000	55,399
City of Denton, GO	5.000	02-15-43	1,425,000	1,426,149
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	8,250,000	8,782,580
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-34	1,250,000	1,334,523
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	2,500,000	2,669,604
37	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	$4,516,693
City of Pearland Series C, GO	5.000	09-01-44	850,000	910,797
City of San Antonio Electric & Gas Systems Revenue Series A	5.000	02-01-44	3,800,000	3,904,259
City of San Antonio, GO	3.000	08-01-35	80,000	76,474
City of Temple CTFS Obligated, Series B, GO	4.000	08-01-47	2,770,000	2,572,164
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	780,000	767,492
Comal County Water Control & Improvement District No. 6 Series A, GO (A)	4.375	03-01-32	1,480,000	1,506,615
County of Liberty, GO	6.000	08-01-31	960,000	1,100,296
Dallas Fort Worth International Airport Series A-2, AMT	5.000	11-01-50	1,000,000	1,079,734
Dallas Independent School District Series A-6, GO	5.000	02-15-55	3,180,000	3,460,384
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	100,463
El Paso County Hospital District, GO (A)	5.000	02-15-40	1,150,000	1,255,864
El Paso County Hospital District, GO (A)	5.250	02-15-43	2,000,000	2,183,926
Fort Bend County Municipal Utility District No. 50, GO (A)	4.125	09-01-52	225,000	201,764
FW Skyline Public Facility Corp. Skyline Prairie Homes Project	4.250	04-01-39	3,500,000	3,484,155
Harris County Municipal Utility District No. 171 Series A, GO (A)	3.000	12-01-32	1,500,000	1,452,004
Harris County Municipal Utility District No. 171 Series A, GO (A)	3.000	12-01-34	1,750,000	1,657,184
Harris County Municipal Utility District No. 171 Series A, GO (A)	3.000	12-01-36	1,820,000	1,678,856
Harris County Municipal Utility District No. 171 Series A, GO (A)	3.000	12-01-38	1,645,000	1,470,599
Harris County Municipal Utility District No. 202, GO (A)	3.000	02-15-35	770,000	727,361
Harris County Municipal Utility District No. 202, GO (A)	3.000	02-15-37	1,015,000	933,469
Harris County Municipal Utility District No. 24, GO (A)	3.000	03-01-32	1,000,000	989,184
Harris County Municipal Utility District No. 24, GO (A)	3.000	03-01-34	1,000,000	975,611
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	38

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Municipal Utility District No. 489 Series A, GO (A)	3.000	09-01-33	1,340,000	$1,295,419
Harris County Municipal Utility District No. 489 Series A, GO (A)	3.000	09-01-35	1,375,000	1,300,465
Harris County Municipal Utility District No. 489, GO (A)	3.000	09-01-33	930,000	899,059
Harris County Municipal Utility District No. 489, GO (A)	3.000	09-01-35	1,130,000	1,068,746
Harris County Municipal Utility District No. 489, GO (A)	4.000	09-01-30	600,000	616,867
Harris County Municipal Utility District No. 489, GO (A)	4.125	09-01-31	740,000	761,724
Harris County Municipal Utility District No. 489, GO (A)	4.250	09-01-32	730,000	752,005
Harrisburg Redevelopment Authority (A)	5.000	09-01-31	300,000	327,569
Harrisburg Redevelopment Authority (A)	5.000	09-01-32	250,000	275,841
Harrisburg Redevelopment Authority (A)	5.000	09-01-33	300,000	333,844
Harrisburg Redevelopment Authority (A)	5.000	09-01-36	550,000	608,554
Highway 380 Municipal Management District No. 1, GO (A)	3.000	05-01-37	1,105,000	1,026,248
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	70,000	70,099
Lower Colorado River Authority LCRA Transmission Services Corp., Series A	5.250	05-15-48	1,000,000	1,046,476
Matagorda County Navigation District No. 1 AEP Texas Central Company Project, Series B-2	4.000	06-01-30	1,125,000	1,125,452
Mount Vernon Independent School District, GO	4.000	08-15-53	1,500,000	1,371,348
New Hope Cultural Education Facilities Finance Corp. Bella Vida Facility Living Project, Series B-1	5.250	10-01-30	1,750,000	1,736,796
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	5,000,000	5,113,552
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	1,730,000	1,724,428
North East Texas Regional Mobility Authority Series B	5.000	01-01-40	700,000	749,724
North East Texas Regional Mobility Authority Series B	5.000	01-01-41	750,000	797,126
North East Texas Regional Mobility Authority Series B	5.000	01-01-42	1,115,000	1,177,803
Northlake Municipal Management District No. 2, GO (A)	5.000	03-01-32	120,000	126,522
Northlake Municipal Management District No. 2, GO (A)	5.000	03-01-33	100,000	105,190
39	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Northlake Municipal Management District No. 2, GO (A)	5.000	03-01-35	725,000	$759,100
Northwest Harris County Municipal Utility District No. 5, GO (A)	4.000	05-01-32	1,060,000	1,081,840
Northwest Harris County Municipal Utility District No. 5, GO (A)	4.000	05-01-33	760,000	773,757
Northwest Harris County Municipal Utility District No. 5, GO (A)	4.000	05-01-34	1,060,000	1,076,435
Palestine Independent School District, GO	5.000	02-15-45	900,000	976,800
Palestine Independent School District, GO	5.000	02-15-46	400,000	431,074
Port Authority of Houston Series A, AMT, GO	5.000	10-01-32	1,750,000	1,819,532
Port of Beaumont Industrial Development Authority Jefferson Gulf Coast Energy Project, Series B (B)	4.100	01-01-28	750,000	684,738
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (B)	2.875	01-01-41	2,200,000	1,608,282
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (B)	3.625	01-01-35	2,120,000	1,933,502
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (B)	10.000	07-01-26	2,000,000	2,000,143
Sheldon Independent School District Series A, GO	3.000	02-15-36	1,045,000	970,452
Sunfield Municipal Utility District No. 4, GO (A)	4.000	09-01-34	1,460,000	1,469,453
Sunfield Municipal Utility District No. 4, GO (A)	4.000	09-01-48	550,000	484,121
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	3,000,000	3,223,873
Tarrant County Housing Finance Corp. The Meridian Apartments, Series A	4.600	03-01-43	3,350,000	3,415,523
Texas A&M University Series A	3.000	05-15-39	2,395,000	2,182,274
Texas Department of Housing & Community Affairs Series A	3.625	09-01-44	900,000	827,834
Texas Municipal Gas Acquisition & Supply Corp. V	5.000	01-01-55	2,500,000	2,672,915
Texas Municipal Gas Acquisition & Supply Corp. V Gas Supply Revenue	5.000	04-01-36	4,500,000	4,744,540
Texas Municipal Gas Acquisition & Supply Corp. VI Gas Supply Revenue	5.000	01-01-36	13,500,000	14,412,538
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	40

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Water Development Board Master Trust	4.000	10-15-39	9,750,000	$9,994,769
Texas Water Development Board Master Trust	4.750	10-15-50	1,960,000	1,983,706
Texas Water Development Board Series A	4.000	10-15-43	900,000	890,672
Texas Water Development Board Series A	4.875	10-15-48	5,000,000	5,152,566
Texas Water Development Board State Water Implementation Fund	3.000	10-15-34	1,575,000	1,521,267
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	525,383
Tomball Independent School District, GO	5.000	02-15-39	1,000,000	1,098,963
Viridian Municipal Management District Texas Utility Improvement, GO (A)	4.000	12-01-30	965,000	984,052
Utah 1.4%				21,558,630
Alpine School District Series B, GO	3.000	03-15-34	1,715,000	1,709,630
Deseret Public Infrastructure District No. 2 Deseret Assessment Area No. 1 (B)	6.500	12-01-55	2,000,000	2,053,623
Intermountain Power Agency Series A	5.000	07-01-41	1,000,000	1,068,429
Salt Lake City Airport Revenue Series A, AMT	4.000	07-01-51	2,500,000	2,228,429
Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,129,117
Salt Lake City Airport Revenue Series A, AMT	5.250	07-01-36	1,700,000	1,886,480
State of Utah, GO	3.000	07-01-34	2,000,000	1,987,565
University of Utah Series A	4.000	08-01-42	2,250,000	2,237,792
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	890,000	856,179
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	1,120,000	1,126,007
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	402,012
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-33	1,185,000	1,178,786
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	245,247
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-32	2,300,000	2,449,334
Vermont 0.1%				1,378,676
Vermont Economic Development Authority Casella Waste System, Inc. Project, Series A-2, AMT (B)	4.375	06-01-52	1,350,000	1,378,676
41	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands 0.7%				$11,557,610
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	3,505,000	3,625,659
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	4,650,000	4,894,064
Virgin Islands Hotel Development Financing Corp. Frenchman’s Reef Hotel Acquisition Project, Series A-1	5.750	02-01-45	3,000,000	3,037,887
Virginia 1.8%				27,624,109
Arlington County Industrial Development Authority VHC Health, Series A	5.000	07-01-53	1,000,000	1,066,760
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,008,669
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	02-01-32	1,085,000	1,093,626
City of Richmond Public Utility Revenue Series A	4.000	01-15-38	1,725,000	1,756,742
County of Arlington, GO	5.000	06-15-36	2,400,000	2,658,810
County of Fairfax Series A, GO	4.000	10-01-33	1,525,000	1,538,368
Loudoun County Economic Development Authority Loudoun County Public Facilities Project, Series A	3.000	12-01-36	3,005,000	2,805,850
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A	3.650	11-01-35	1,045,000	1,053,308
Newport News Economic Development Authority LifeSpire of Virginia Obligated Group	5.000	12-01-31	2,000,000	2,002,405
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	3,600,000	3,613,885
Virginia College Building Authority Regent University Project	4.000	06-01-46	3,500,000	3,030,556
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	140,000	138,057
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	840,000	823,312
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	2,978,529
Virginia Small Business Financing Authority LifeSpire of Virginia Obligated Group	4.000	12-01-41	1,000,000	981,765
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	42

	Rate (%)	Maturity date	Par value^	Value
Virginia (continued)
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	1,065,000	$1,073,467
Washington 1.9%				29,370,849
City of Seattle Municipal Light & Power Revenue, Series A	4.000	07-01-38	680,000	690,993
King County Public Hospital District No. 2, GO	5.250	12-01-45	1,000,000	1,065,340
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	5.500	12-01-35	900,000	892,590
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	6.625	12-01-45	500,000	507,097
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	9,400,000	10,138,554
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,656,561
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-38	300,000	325,545
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-39	330,000	356,536
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-40	485,000	521,565
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-41	150,000	160,910
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-42	200,000	213,248
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	1,250,000	1,164,842
State of Washington Series B, GO	5.000	06-01-47	1,600,000	1,679,456
Three Rivers Regional Wastewater Authority (A)	4.000	09-01-43	900,000	891,201
Washington State Housing Finance Commission Bayview Manor II Project, Series B-2 (B)	4.200	07-01-29	1,000,000	1,000,196
Washington State Housing Finance Commission Horizon House Project (B)	5.000	01-01-38	2,000,000	2,002,518
Washington State Housing Finance Commission Horizon House Project, Series B-1	5.000	01-01-35	2,500,000	2,512,636
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series B-1 (B)	4.500	07-01-30	2,535,000	2,535,152
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (B)	6.125	07-01-53	1,000,000	1,055,909
43	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
West Virginia 0.7%				$10,229,808
County of Ohio The Highlands Project	5.000	06-01-33	400,000	427,267
County of Ohio The Highlands Project	5.250	06-01-44	750,000	772,733
County of Ohio Special District Excise Tax Revenue Fort Henry Opportunity Development District - The Highlands Project, Series A (A)	5.250	06-01-45	750,000	804,834
West Virginia Economic Development Authority Mitchell Project, Series A, AMT	4.700	04-01-36	3,000,000	3,002,080
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (A)	5.000	09-01-40	1,125,000	1,212,560
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (A)	5.375	09-01-53	2,900,000	3,000,662
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	945,000	1,009,672
Wisconsin 3.1%				47,540,150
County of Milwaukee Series B, GO	0.050	08-01-38	480,000	289,663
County of Milwaukee Series B, GO	0.050	08-01-39	735,000	421,701
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-35	445,000	492,504
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-37	445,000	485,996
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	200,000	217,319
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-34	2,210,000	2,136,198
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	15,000	14,288
Public Finance Authority A Challenge Foundation Academy (B)	6.875	07-01-53	50,000	50,886
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-30	300,000	310,370
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-35	900,000	951,752
Public Finance Authority CHF Manoa LLC, Series A (B)	5.250	07-01-38	1,000,000	1,016,063
Public Finance Authority CHF Manoa LLC, Series A (B)	5.500	07-01-43	1,000,000	1,006,833
Public Finance Authority College Achieve Paterson Charter School (B)	4.000	06-15-42	1,500,000	1,274,170
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	44

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Driftwood Golf and Ranch Club Project, GO (B)(F)	6.499	12-15-39	2,584,000	$1,087,968
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,545,000	2,545,472
Public Finance Authority Gardner-Webb University (B)	5.000	07-01-31	3,000,000	2,980,728
Public Finance Authority Kawa Fund, Ltd., Class A, Series 1	3.625	06-15-63	3,250,000	3,246,840
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-28	200,000	208,388
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-30	400,000	429,904
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-33	350,000	387,467
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-35	100,000	111,833
Public Finance Authority Lenoir-Rhyne University	5.000	04-01-32	1,335,000	1,393,572
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (B)	5.000	05-15-29	2,000,000	2,015,437
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (B)	5.250	05-15-42	2,785,000	2,797,463
Public Finance Authority Midtown Project (B)(F)	6.092	12-15-34	2,737,000	1,639,404
Public Finance Authority Millville Public Charter School Project, Series A (B)	6.000	03-01-46	3,215,000	3,205,122
Public Finance Authority Pinecrest Academy Sloan Canyon Campus Project, Series A (B)	4.000	07-15-34	1,000,000	988,956
Public Finance Authority Sky Harbour Capital III LLC Aviation Facilities Project, AMT (B)	6.000	07-01-60	4,500,000	4,573,540
Public Finance Authority Sky Harbour Capital LLC Aviation Facilities Project, AMT	4.250	07-01-54	500,000	416,665
Public Finance Authority Viticus Group Project, Series A (B)	4.000	12-01-41	750,000	669,408
Public Finance Authority Viticus Group Project, Series A (B)	4.250	12-01-51	400,000	320,376
Public Finance Authority Viticus Group Project, Series A (B)	6.250	12-01-45	820,000	854,781
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	980,000	995,738
45	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	800,000	$876,796
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.000	04-01-42	1,100,000	1,050,314
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	5.625	07-01-35	475,000	501,124
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.375	07-01-45	1,030,000	1,106,201
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	250,000	175,153
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	580,000	388,693
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	1,035,000	974,235
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	4.000	08-15-30	1,200,000	1,205,587
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-1	4.400	08-15-29	1,450,000	1,450,226
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	275,000	275,016
Wyoming 0.3%				4,658,884

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	4,970,000	4,658,884
Corporate bonds 0.2%				$2,859,304
(Cost $3,616,614)
Materials 0.2%				2,859,304
Paper and forest products 0.2%
Domtar Corp. (B)	6.750	10-01-28	3,850,000	2,859,304

	Shares	Value
Closed-end funds 0.1%		$1,780,045
(Cost $1,898,932)
BlackRock MuniHoldings Fund, Inc.	63,626	741,879
PIMCO Municipal Income Fund II	138,054	1,038,166

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	46

	Yield (%)	Shares	Value
Short-term investments 2.1%			$32,475,619
(Cost $32,476,456)
Short-term funds 2.1%
John Hancock Collateral Trust (G)	3.5217(H)	3,247,335	32,475,619

Total investments (Cost $1,537,633,227) 100.2%			$1,557,915,921
Other assets and liabilities, net (0.2%)			(2,712,725)
Total net assets 100.0%			$1,555,203,196

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SOFR	Secured Overnight Financing Rate
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $215,926,838 or 13.9% of the fund’s net assets as of 5-31-26.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Non-income producing - Issuer is in default.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 5-31-26.
At 5-31-26, the aggregate cost of investments for federal income tax purposes was $1,534,627,581. Net unrealized appreciation aggregated to $23,288,340, of which $38,068,255 related to gross unrealized appreciation and $14,779,915 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	6.0
Build America Mutual Assurance Company	3.0
National Public Finance Guarantee Corp.	0.1
TOTAL	9.1
The fund had the following portfolio composition as a percentage of net assets on 5-31-26:
General obligation bonds	14.3%
Revenue bonds	83.5%
Other revenue	28.7%
Health care	16.8%
Airport	9.2%
Education	8.7%
Development	7.2%
Utilities	3.4%
47	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Water and sewer	2.9%
Housing	2.6%
Transportation	2.5%
Pollution	0.9%
Tobacco	0.4%
Facilities	0.2%
Corporate bonds	0.2%
Closed-end funds	0.1%
Short-term investments and other	1.9%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	48

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-26

Assets
Unaffiliated investments, at value (Cost $1,505,156,771)	$1,525,440,302
Affiliated investments, at value (Cost $32,476,456)	32,475,619
Total investments, at value (Cost $1,537,633,227)	1,557,915,921
Dividends and interest receivable	21,755,771
Receivable for fund shares sold	2,226,697
Other assets	118,482
Total assets	1,582,016,871
Liabilities
Distributions payable	107,088
Payable for delayed-delivery securities purchased	24,272,730
Payable for fund shares repurchased	2,128,897
Payable to affiliates
Investment management fees	3,280
Accounting and legal services fees	88,355
Transfer agent fees	96,109
Distribution and service fees	5,245
Trustees’ fees	2,484
Other liabilities and accrued expenses	109,487
Total liabilities	26,813,675
Net assets	$1,555,203,196
Net assets consist of
Paid-in capital	$1,561,593,668
Total distributable earnings (loss)	(6,390,472)
Net assets	$1,555,203,196

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($611,290,194 ÷ 67,631,074 shares)[1]	$9.04
Class C ($6,204,999 ÷ 686,570 shares)[1]	$9.04
Class I ($738,013,985 ÷ 81,519,862 shares)	$9.05
Class R6 ($199,694,018 ÷ 22,052,679 shares)	$9.06
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.42

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
49	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-26

Investment income
Interest	$63,411,714
Dividends from affiliated investments	448,153
Dividends	161,918
Total investment income	64,021,785
Expenses
Investment management fees	6,640,196
Distribution and service fees	1,557,247
Accounting and legal services fees	258,492
Transfer agent fees	1,072,519
Trustees’ fees	35,241
Custodian fees	165,234
State registration fees	154,060
Printing and postage	53,651
Professional fees	82,653
Other	107,642
Total expenses	10,126,935
Less expense reductions	(833,774)
Net expenses	9,293,161
Net investment income	54,728,624
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,720,972)
Affiliated investments	(2,235)
Futures contracts	925,454
(797,753)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	33,253,739
Affiliated investments	(937)
33,252,802
Net realized and unrealized gain	32,455,049
Increase in net assets from operations	$87,183,673
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	50

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-26	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$54,728,624	$45,600,320
Net realized loss	(797,753)	(6,267,009)
Change in net unrealized appreciation (depreciation)	33,252,802	(11,193,940)
Increase in net assets resulting from operations	87,183,673	28,139,371
Distributions to shareholders
From earnings
Class A	(21,634,607)	(19,487,329)
Class C	(174,155)	(197,220)
Class I	(24,281,403)	(18,338,751)
Class R6	(7,182,665)	(6,289,119)
Total distributions	(53,272,830)	(44,312,419)
From fund share transactions	211,406,306	192,694,540
Total increase	245,317,149	176,521,492
Net assets
Beginning of year	1,309,886,047	1,133,364,555
End of year	$1,555,203,196	$1,309,886,047
51	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$8.81	$8.89	$8.87	$9.19	$10.14
Net investment income[1]	0.33	0.32	0.31	0.28	0.25
Net realized and unrealized gain (loss) on investments	0.23	(0.09)	0.01	(0.32)	(0.93)
Total from investment operations	0.56	0.23	0.32	(0.04)	(0.68)
Less distributions
From net investment income	(0.33)	(0.31)	(0.30)	(0.28)	(0.27)
Net asset value, end of period	$9.04	$8.81	$8.89	$8.87	$9.19
Total return (%)[2,3]	6.38	2.55	3.64	(0.44)	(6.94)
Ratios and supplemental data
Net assets, end of period (in millions)	$611	$577	$528	$454	$399
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.84	0.82	0.88	0.91
Expenses including reductions	0.74	0.73	0.71	0.74	0.80
Net investment income	3.72	3.53	3.45	3.14	2.55
Portfolio turnover (%)	35	54	50	38	32

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	52

CLASS C SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$8.81	$8.89	$8.87	$9.19	$10.14
Net investment income[1]	0.27	0.25	0.24	0.21	0.18
Net realized and unrealized gain (loss) on investments	0.22	(0.09)	0.01	(0.32)	(0.93)
Total from investment operations	0.49	0.16	0.25	(0.11)	(0.75)
Less distributions
From net investment income	(0.26)	(0.24)	(0.23)	(0.21)	(0.20)
Net asset value, end of period	$9.04	$8.81	$8.89	$8.87	$9.19
Total return (%)[2,3]	5.59	1.79	2.86	(1.18)	(7.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$7	$8	$9	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61	1.59	1.57	1.63	1.66
Expenses including reductions	1.49	1.47	1.46	1.49	1.55
Net investment income	2.96	2.78	2.70	2.37	1.80
Portfolio turnover (%)	35	54	50	38	32

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
53	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$8.82	$8.90	$8.88	$9.21	$10.16
Net investment income[1]	0.35	0.33	0.32	0.30	0.26
Net realized and unrealized gain (loss) on investments	0.22	(0.09)	0.01	(0.34)	(0.93)
Total from investment operations	0.57	0.24	0.33	(0.04)	(0.67)
Less distributions
From net investment income	(0.34)	(0.32)	(0.31)	(0.29)	(0.28)
Net asset value, end of period	$9.05	$8.82	$8.90	$8.88	$9.21
Total return (%)[2]	6.54	2.71	3.79	(0.39)	(6.69)
Ratios and supplemental data
Net assets, end of period (in millions)	$738	$549	$442	$333	$87
Ratios (as a percentage of average net assets):
Expenses before reductions	0.61	0.60	0.57	0.63	0.66
Expenses including reductions	0.59	0.58	0.56	0.59	0.65
Net investment income	3.87	3.68	3.60	3.32	2.72
Portfolio turnover (%)	35	54	50	38	32

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	54

CLASS R6 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23	5-31-22
Per share operating performance
Net asset value, beginning of period	$8.82	$8.91	$8.88	$9.21	$10.16
Net investment income[1]	0.36	0.34	0.32	0.30	0.27
Net realized and unrealized gain (loss) on investments	0.23	(0.10)	0.02	(0.34)	(0.93)
Total from investment operations	0.59	0.24	0.34	(0.04)	(0.66)
Less distributions
From net investment income	(0.35)	(0.33)	(0.31)	(0.29)	(0.29)
Net asset value, end of period	$9.06	$8.82	$8.91	$8.88	$9.21
Total return (%)[2]	6.74	2.65	3.92	(0.37)	(6.66)
Ratios and supplemental data
Net assets, end of period (in millions)	$200	$177	$156	$118	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	0.53	0.54	0.56	0.61	0.63
Expenses including reductions	0.51	0.52	0.55	0.58	0.62
Net investment income	3.94	3.74	3.61	3.33	2.73
Portfolio turnover (%)	35	54	50	38	32

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
55	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
| JOHN HANCOCK Municipal Opportunities Fund	56

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$1,520,800,953	—	$1,520,800,953	—
Corporate bonds	2,859,304	—	2,859,304	—
Closed-end funds	1,780,045	$1,780,045	—	—
Short-term investments	32,475,619	32,475,619	—	—
Total investments in securities	$1,557,915,921	$34,255,664	$1,523,660,257	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
57	JOHN HANCOCK Municipal Opportunities Fund |

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2026 were $7,164.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2026, the fund has a short-term capital loss carryforward of $17,106,522 and a long-term capital loss carryforward of $15,004,048 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2026 and 2025 was as follows:
	May 31, 2026	May 31, 2025
Ordinary income	$744,854	$539,283
| JOHN HANCOCK Municipal Opportunities Fund	58

	May 31, 2026	May 31, 2025
Exempt Income	$52,527,976	$43,773,136
Total	$53,272,830	$44,312,419
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2026, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
59	JOHN HANCOCK Municipal Opportunities Fund |

During the year ended May 31, 2026, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging up to $109.3 million, as measured at each quarter end. There were no open futures contracts as of May 31, 2026.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2026:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$925,454
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets; (b) 0.460% of the next $500 million of the fund’s average daily net assets; (c) 0.410% of the next $2 billion of the fund’s average daily net assets; and (d) 0.385% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.50% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2025, the expense limitation was 0.51% of the fund’s average daily net assets.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK Municipal Opportunities Fund	60

For the year ended May 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$96,659
Class C	977
Class I	101,627
Class	Expense reduction
Class R6	$29,882
Total	$229,145

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2026, were equivalent to a net annual effective rate of 0.45% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $598,539 and $6,090 for Class A and Class C shares, respectively, for the year ended May 31, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $138,893 for the year ended May 31, 2026. Of this amount, $19,055 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $119,838 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2026, CDSCs received by the Distributor amounted to $56,411 and $913 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for
61	JOHN HANCOCK Municipal Opportunities Fund |

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,496,348	$508,131
Class C	60,899	5,164
Class I	—	549,276
Class R6	—	9,948
Total	$1,557,247	$1,072,519
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2026 and 2025 were as follows:
	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	14,451,196	$130,176,824	16,804,783	$151,257,108
Distributions reinvested	2,304,872	20,760,756	2,061,791	18,579,025
Repurchased	(14,681,753)	(132,043,645)	(12,693,480)	(113,706,615)
Net increase	2,074,315	$18,893,935	6,173,094	$56,129,518
Class C shares
Sold	241,698	$2,192,640	148,298	$1,345,840
Distributions reinvested	18,772	168,996	21,433	193,277
Repurchased	(316,819)	(2,845,981)	(271,986)	(2,453,055)
Net decrease	(56,349)	$(484,345)	(102,255)	$(913,938)
Class I shares
Sold	36,326,596	$327,776,109	29,287,530	$263,985,626
Distributions reinvested	2,652,077	23,939,287	2,006,869	18,113,175
Repurchased	(19,653,131)	(176,774,263)	(18,775,968)	(168,309,401)
Net increase	19,325,542	$174,941,133	12,518,431	$113,789,400
| JOHN HANCOCK Municipal Opportunities Fund	62

	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	7,072,320	$63,769,621	7,504,505	$67,636,041
Distributions reinvested	795,882	7,182,294	696,466	6,288,187
Repurchased	(5,892,502)	(52,896,332)	(5,610,093)	(50,234,668)
Net increase	1,975,700	$18,055,583	2,590,878	$23,689,560
Total net increase	23,319,208	$211,406,306	21,180,148	$192,694,540
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $687,109,685 and $497,501,303, respectively, for the year ended May 31, 2026.
Note 8—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,247,335	$7,238,898	$396,752,946	$(371,513,053)	$(2,235)	$(937)	$448,153	—	$32,475,619
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
63	JOHN HANCOCK Municipal Opportunities Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Municipal Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Municipal Opportunities Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 9, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	64

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2026.
98.73% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
65	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, statement regarding basis for approval of investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
|	66

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5530238	52A 5/26
7/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Short Duration Municipal Opportunities Fund
Fixed income
May 31, 2026

John Hancock
Short Duration Municipal Opportunities Fund

2	Fund’s investments
21	Financial statements
24	Financial highlights
28	Notes to financial statements
35	Report of independent registered public accounting firm
36	Tax information
37	Other N-CSR Items
1	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 5-31-26
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 101.7%				$200,628,662
(Cost $200,507,309)
Alabama 7.7%				15,253,871
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	4.300	03-01-56	500,000	491,454
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	300,000	307,121
Black Belt Energy Gas District Gas Project No. 8. Series A	4.000	12-01-52	2,000,000	2,011,871
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	750,000	761,849
Black Belt Energy Gas District Gas Project, Series C (A)	5.250	08-01-32	1,000,000	1,041,730
Black Belt Energy Gas District Gas Project, Series C (A)	5.500	11-01-56	1,690,000	1,805,405
Black Belt Energy Gas District Gas Project, Series F	5.000	12-01-35	750,000	796,423
Black Belt Energy Gas District Gas Project, Series F	5.000	06-01-36	500,000	523,118
Black Belt Energy Gas District Gas Project, Series G	5.000	10-01-35	700,000	739,535
Black Belt Energy Gas District Gas Project, Series I	5.000	10-01-33	405,000	434,345
Black Belt Energy Gas District Series B	5.000	12-01-30	850,000	900,133
City of Birmingham Birmingham Water Works Board (A)	3.750	09-01-26	500,000	499,861
Energy Southeast, a Cooperative District Series A	5.000	11-01-35	500,000	529,817
Energy Southeast, a Cooperative District Series B	5.000	09-01-33	400,000	407,574
Energy Southeast, a Cooperative District Series B	5.250	07-01-54	500,000	533,316
Industrial Development Board of the City of Mobile Alabama Power Company, Barry Plant	2.750	07-15-34	1,000,000	992,941
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	270,000	283,588
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	500,000	518,733
Southeast Energy Authority, a Cooperative District Series C	5.000	05-01-55	315,000	336,536
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	2

	Rate (%)	Maturity date	Par value^	Value
Alabama (continued)
Southeast Energy Authority, a Cooperative District Series E	5.000	10-01-30	1,250,000	$1,338,521
Arizona 0.5%				1,001,177
Arizona Industrial Development Authority Academies of Math & Science, Series A (A)	4.875	07-01-60	150,000	154,830
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	395,000	401,120
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	425,000	430,227
University of Arizona Board of Regents	5.000	06-01-37	15,000	15,000
Arkansas 0.2%				347,958
Little Rock School District Construction Bonds, GO	3.000	02-01-28	350,000	347,958
California 8.3%				16,316,739
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT	5.000	07-01-30	1,500,000	1,614,356
California Community Choice Financing Authority Clean Energy Project, Series C	5.000	12-01-55	500,000	521,992
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	2,500,000	2,653,997
California Community Choice Financing Authority Clean Energy Project, Series D	5.000	02-01-31	1,000,000	1,061,292
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	640,000	679,978
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	11-01-33	700,000	756,592
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	02-01-55	300,000	319,307
California Community Choice Financing Authority Clean Energy Project, Series H	5.000	01-01-56	515,000	557,864
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	500,000	505,694
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	1,000,000	560,000
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	300,000	301,839
3	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Eisenhower Medical Center, Series A	3.500	07-01-32	130,000	$128,585
California Municipal Finance Authority Linxs APM Project, Series A, AMT (B)	3.250	12-31-32	505,000	485,544
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	250,000	252,074
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	263,957
California Pollution Control Financing Authority Republic Services, Inc. Project, AMT (A)	2.875	07-01-43	2,000,000	1,998,329
California School Finance Authority Alliance for College Ready Public Schools Project, Series A (A)	5.000	07-01-36	300,000	300,154
California Statewide Communities Development Authority Kaiser Permanente, Series 2003-D	5.000	05-01-33	480,000	516,846
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	300,000	304,991
Lompoc Valley Medical Center	5.000	02-01-30	375,000	388,657
Northern California Energy Authority Commodity Supply Revenue	5.000	08-01-27	625,000	637,611
Patterson Joint Unified School District 2008 Election, Series A, GO (B)(C)	2.559	08-01-26	515,000	512,764
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-32	400,000	440,530
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	500,000	553,786
Colorado 3.3%				6,504,533
City & County of Denver Airport System Revenue Series A, AMT	5.000	12-01-32	650,000	677,844
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	400,000	411,056
Colorado Health Facilities Authority Frasier Project, Series 2023-A	3.000	05-15-30	310,000	304,343
Colorado Housing and Finance Authority Series E-2, Class I	3.350	10-01-29	430,000	435,282
County of Routt Yampa Valley Regional Airport, AMT (D)	5.000	06-01-29	250,000	261,725
County of Routt Yampa Valley Regional Airport, AMT (D)	5.000	06-01-30	250,000	264,875
County of Routt Yampa Valley Regional Airport, AMT (D)	5.000	06-01-31	250,000	267,438
County of Routt Yampa Valley Regional Airport, AMT (D)	5.000	06-01-32	250,000	269,328
County of Routt Yampa Valley Regional Airport, AMT (D)	5.000	06-01-33	330,000	358,148
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	100,000	103,162
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	4

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Park Creek Metropolitan District Series A (B)	4.000	12-01-35	475,000	$481,382
Rampart Range Metropolitan District No. 1 (B)	5.000	12-01-26	305,000	308,090
Rampart Range Metropolitan District No. 1 (B)	5.000	12-01-27	445,000	458,783
South Maryland Creek Ranch Metropolitan District, GO (B)	5.000	12-01-29	195,000	206,489
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	5.000	12-01-34	175,000	194,954
Vista Ridge Metropolitan District Series A, GO (B)	4.000	12-01-36	1,500,000	1,501,634
Connecticut 0.3%				615,339
City of Bridgeport Series B, GO	5.000	08-15-27	170,000	174,497
Connecticut State Health & Educational Facilities Authority Fairfield University, Series V	5.000	07-01-35	10,000	11,481
Stamford Housing Authority Mozaic Concierge Living Project, Series C	4.750	10-01-32	215,000	222,464
Town of Hamden Whitney Center Project	5.000	01-01-50	230,000	206,897
Delaware 0.4%				751,977
Delaware County Authority Cabrini University	5.000	07-01-31	30,000	30,665
Delaware State Economic Development Authority Delmarva Power & Light Company Project, Series A	3.600	01-01-31	700,000	721,312
District of Columbia 1.9%				3,770,141
District of Columbia Housing Finance Agency Hillsdale Flats Phase I Project, Series B	3.150	02-01-30	1,000,000	1,002,751
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	4.000	10-01-35	750,000	756,218
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	500,000	503,708
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-32	1,500,000	1,507,464
Florida 5.2%				10,243,235
Cabot Citrus Farms Community Development District	5.250	03-01-29	790,000	796,096
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	300,000	313,920
County of Broward Port Facilities Revenue Series B, AMT	5.000	09-01-28	500,000	517,871
5	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	255,000	$274,391
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-34	500,000	555,449
Firethorn Community Development District Assessment Area One	4.100	05-01-30	380,000	379,963
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	200,000	204,141
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	25,000	25,361
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (A)	4.375	10-01-54	500,000	503,836
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	4.500	07-01-32	1,500,000	1,502,166
Florida Higher Educational Facilities Financing Authority Nova Southeastern University Project	5.000	04-01-27	20,000	20,025
Florida Higher Educational Facilities Financing Authority Nova Southeastern University Project	5.000	04-01-28	35,000	35,051
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (A)	4.450	11-15-31	200,000	201,244
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	950,000	1,015,224
Miami-Dade County Housing Finance Authority Yaeger Plaza Project, Series B	3.150	08-01-29	1,000,000	1,001,937
Miami-Dade County Industrial Development Authority Mater Academy Projects (D)	4.000	06-15-31	400,000	401,796
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	500,000	537,230
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	25,000	26,011
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	70,000	73,873
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	213,662
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	230,000	230,000
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	10,000	9,958
Town of Davie Nova Southeastern University Project	5.000	04-01-29	25,000	25,923
Town of Davie Nova Southeastern University Project	5.000	04-01-31	330,000	341,213
USF Financing Corp. Student Housing Project	5.000	07-01-34	500,000	564,266
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	6

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Village Community Development District CDD No. 15 (A)	4.000	05-01-34	250,000	$252,666
Winter Garden Village at Fowler Groves Community Development District	3.750	05-01-31	220,000	219,962
Georgia 3.7%				7,217,263
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	250,000	250,362
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	500,869
Development Authority of Burke County Georgia Power Company Plant Vogtle Project, 4th Series	3.000	10-01-32	775,000	777,865
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	610,000	618,732
Development Authority of Monroe County Georgia Power Company Plant Scherer Project, 1st Series	2.800	06-01-42	1,000,000	986,397
Main Street Energy, Inc. Series D	5.000	12-01-33	1,500,000	1,587,212
Main Street Natural Gas, Inc. Series A	4.000	09-01-52	460,000	466,951
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	250,000	263,956
Main Street Natural Gas, Inc. Series B	5.000	12-01-55	650,000	688,265
Main Street Natural Gas, Inc. Series D	5.000	04-01-54	500,000	531,654
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	500,000	534,453
Municipal Electric Authority of Georgia Series A	5.000	01-01-29	10,000	10,547
Hawaii 0.2%				432,745
County of Maui, GO	3.250	09-01-35	435,000	432,745
Illinois 6.4%				12,564,420
Bridgeview Finance Corp. Series A	5.000	12-01-37	1,250,000	1,271,149
Chicago Midway International Airport Series A, AMT	5.000	01-01-32	1,000,000	1,075,547
Chicago O’Hare International Airport Series E, AMT	5.000	01-01-27	500,000	506,019
City of Chicago Wastewater Transmission Revenue Series B (B)	5.000	01-01-30	225,000	227,934
City of Chicago Waterworks Revenue Series B (D)	5.000	11-01-27	2,500,000	2,565,047
Illinois Development Finance Authority St. Vincent De Paul Center Project, Series A	2.850	11-15-39	2,500,000	2,472,348
7	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	150,000	$150,101
Illinois Finance Authority Clark-Lindsey Village, Series A	5.375	06-01-42	10,000	10,060
Illinois Finance Authority Music and Dance Theater Chicago (A)	5.000	10-01-35	295,000	297,834
Illinois Finance Authority Northshore University Health System, Series A	5.000	08-15-32	1,000,000	1,075,964
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	5.000	12-15-28	500,000	513,893
Sales Tax Securitization Corp. Series A	5.000	01-01-34	1,000,000	1,115,082
State of Illinois Series B, GO	5.250	10-01-29	500,000	537,153
State of Illinois, GO	4.125	11-01-31	575,000	576,283
Village of Bedford Park Hotel/Motel Tax Revenue Series A (B)	5.000	12-01-35	155,000	170,006
Indiana 0.4%				866,065
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	225,000	235,576
Indiana Finance Authority CWA Authority Project, Series A	5.000	10-01-33	5,000	5,662
Indiana Finance Authority Indiana Masonic Home Project, Series A	4.300	05-01-29	500,000	506,795
Indiana Finance Authority Indiana University Health, Series B-2	5.000	10-01-60	110,000	118,032
Iowa 3.8%				7,523,655
Iowa Finance Authority Iowa Fertilizer Company Project	5.000	12-01-50	25,000	28,304
Iowa Finance Authority Lifespace Communities, Inc., Series B	3.950	05-15-56	2,500,000	2,500,000
Iowa Student Loan Liquidity Corp. Series B, AMT	5.000	12-01-27	1,095,000	1,124,657
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	3,090,000	3,107,038
PEFA, Inc. Gas Project, Series A (D)	5.000	04-01-30	490,000	513,787
University of Iowa Academic Building, Series SUI	3.000	07-01-28	250,000	249,869
Kansas 0.9%				1,721,586
City of Garden City Sports of the World Star Bond Project, Phase II (A)	4.000	06-01-29	200,000	201,278
City of Garden City Sports of the World Star Bond Project, Phase II (A)	4.250	06-01-33	500,000	502,380
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	8

	Rate (%)	Maturity date	Par value^	Value
Kansas (continued)
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	235,000	$226,497
City of Topeka Combined Utility Revenue Series A	3.000	08-01-27	250,000	249,561
Wyandotte County-Kansas City Unified Government Northwest Speedway Star Bond District Project (A)	4.000	03-01-36	550,000	541,870
Kentucky 2.1%				4,142,423
County of Trimble Louisville Gas & Electric Company Project, Series A	1.300	09-01-44	1,000,000	970,416
County of Trimble Louisville Gas & Electric Company Project, Series A	3.750	06-01-33	500,000	500,419
Kentucky Economic Development Finance Authority Owensboro Health, Series A	5.000	06-01-26	250,000	250,000
Kentucky Interlocal School Transportation Association Certificates of Participation	4.000	03-01-29	1,970,000	2,024,720
Kentucky Public Energy Authority Series A	5.000	05-01-55	260,000	272,228
Northern Kentucky Water District Series B	3.125	02-01-29	125,000	124,640
Louisiana 1.4%				2,850,795
City of New Orleans Series A, GO	5.000	12-01-31	535,000	571,705
Lake Charles Harbor & Terminal District Series B, AMT	5.000	01-01-29	265,000	277,116
Louisiana Housing Corp. Hampton Park Project	3.150	07-01-44	1,000,000	1,001,974
Louisiana State Citizens Property Insurance Corp. Series A	5.000	06-01-26	1,000,000	1,000,000
Maine 0.1%				157,713
Finance Authority of Maine Casella Waste System, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	150,000	157,713
Maryland 0.7%				1,447,055
City of Baltimore City-Wide Affordable Housing Program (A)	4.000	06-01-35	300,000	296,759
Maryland Health & Higher Educational Facilities Authority MedStar Health Issue, Series B	5.000	08-15-56	1,000,000	1,099,721
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-2	5.000	07-01-45	50,000	50,575
9	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 2.4%				$4,779,594
City of Fall River, GO	2.000	12-01-32	390,000	355,325
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (A)	5.000	12-01-29	150,000	150,026
Massachusetts Development Finance Agency Waste Management, Inc. Project, AMT (A)	1.250	05-01-27	3,250,000	3,169,908
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-30	15,000	15,404
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	10,000	10,537
University of Massachusetts Building Authority University of Massachusetts, Series 1	5.000	11-01-29	1,000,000	1,078,394
Michigan 2.2%				4,380,805
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	100,000	102,811
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	145,000	149,076
Crestwood School District Series II, GO	5.000	05-01-27	325,000	331,673
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series B-1	4.750	11-01-30	500,000	500,137
Grand Valley State University Series A	5.000	12-01-32	500,000	500,625
Great Lakes Water Authority Water Supply System Revenue Series D (D)	3.450	07-01-56	1,000,000	1,007,265
Michigan Finance Authority McLaren Healthcare, Series D-2	1.200	10-15-38	385,000	367,831
Michigan State Hospital Finance Authority Corewell Health, Series B	5.000	08-15-55	200,000	219,214
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	215,000	221,132
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series D, AMT	5.000	12-01-35	585,000	649,658
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series D, AMT	5.000	12-01-36	300,000	331,383
Minnesota 1.6%				3,129,817
Cambridge-Isanti Independent School District No. 911 Series A, GO	2.000	02-01-34	690,000	586,954
City of Eden Prairie Series A, GO	2.000	02-01-33	320,000	285,215
Delano Independent School District No. 879 School Building, Series A, GO	3.000	02-01-28	690,000	688,802
Minnesota Municipal Gas Agency Gas Project, Series A	5.000	09-01-35	1,500,000	1,568,846
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	10

	Rate (%)	Maturity date	Par value^	Value
Mississippi 0.1%				$199,642
Mississippi Development Bank Hancock County Gomesa Project (A)	4.550	11-01-39	200,000	199,642
Missouri 1.8%				3,474,157
I-470 Western Gateway Transportation Development District Series A (A)	4.500	12-01-29	266,000	266,470
Industrial Development Authority of the City of St. Louis Union Station Phase 2 Redevelopment Project, Series A	4.875	06-15-34	320,000	327,573
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-27	200,000	202,325
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	675,000	687,500
Missouri Development Finance Board Procter & Gamble Paper Products, AMT	5.200	03-15-29	1,750,000	1,840,443
Waynesville R-VI School District Certificates of Participation	5.000	04-15-30	140,000	149,846
Montana 0.1%				253,560
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	250,000	253,560
Nebraska 0.6%				1,110,522
Central Plains Energy Project Subseries A-1	5.000	08-01-55	250,000	267,992
County of Sarpy Building Bonds, GO	1.750	06-01-34	1,000,000	842,530
Nevada 0.1%				282,800
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	505,000	282,800
New Hampshire 1.3%				2,624,533
City of Manchester Public Improvement, Series A, GO	4.000	06-15-29	10,000	10,341
New Hampshire Business Finance Authority Bridgeland Water & Utility District (A)	5.375	12-15-35	543,000	543,065
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(C)	6.868	12-15-32	500,000	321,698
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-34	125,000	136,076
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-38	100,000	106,881
New Hampshire Business Finance Authority Series 1-A	4.150	10-20-40	995,977	994,520
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	25,000	25,119
11	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New Hampshire (continued)
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	175,000	$176,061
New Hampshire Health & Education Facilities Authority Darmouth College, Series B	3.300	06-01-40	300,000	300,483
New Hampshire Municipal Bond Bank Series C	5.000	08-15-27	10,000	10,289
New Jersey 4.5%				8,860,862
Atlantic City Board of Education, GO (A)(B)	3.400	08-15-27	2,245,000	2,249,951
Borough of Bernardsville, GO	2.625	08-15-28	200,000	197,540
Hopewell Valley Regional School District, GO	1.000	02-01-32	1,660,000	1,440,403
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (A)	6.375	01-01-35	500,000	525,611
New Jersey Housing & Mortgage Finance Agency Series B	3.375	11-01-27	435,000	436,577
New Jersey Institute of Technology Series A (B)	5.000	07-01-36	500,000	573,445
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	541,590
Salem County Pollution Control Financing Authority Atlantic City Electric Company Project	2.250	06-01-29	2,500,000	2,400,883
State of New Jersey, GO	2.000	06-01-27	500,000	494,862
New Mexico 0.8%				1,636,204
City of Farmington Southern California Edison Company Four Corners Project, Series B	1.800	04-01-29	1,740,000	1,636,204
New York 2.9%				5,716,954
Albany County Airport Authority Series B, AMT	5.000	12-15-26	475,000	479,920
Farmingdale Union Free School District, GO	2.000	09-15-34	255,000	218,484
New York City Housing Development Corp. Series A-2	3.250	11-01-65	1,000,000	1,004,024
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	150,000	173,881
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.000	11-01-26	5,000	5,051
New York Liberty Development Corp. 4 World Trade Center Project, Series A	2.100	11-15-32	750,000	664,056
New York State Dormitory Authority Cornell University, Series A	5.500	07-01-54	500,000	540,618
New York State Dormitory Authority School Districts Building Financing Program, Series A	5.000	10-01-29	100,000	100,797
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	12

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-1, AMT (A)	4.250	09-01-50	500,000	$508,183
New York Transportation Development Corp. Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.000	10-01-30	1,425,000	1,452,188
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	30,000	30,244
Rensselaer County Capital Resource Corp. Van Rensselaer Manor Nursing Home Project	5.000	04-01-27	530,000	539,508
North Carolina 2.3%				4,566,658
Cumberland County Industrial Facilities & Pollution Control Financing Authority Project Aero, AMT	3.125	12-01-27	2,645,000	2,641,505
Greater Asheville Regional Airport Authority Series A, AMT (B)	5.000	07-01-27	405,000	413,061
North Carolina Capital Facilities Finance Agency High Point University	4.000	05-01-33	215,000	221,848
North Carolina Capital Facilities Finance Agency High Point University	4.000	05-01-34	750,000	770,462
North Carolina Capital Facilities Finance Agency High Point University	5.000	05-01-28	260,000	269,682
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series 2024B-1	4.250	10-01-28	250,000	250,100
North Dakota 0.1%				185,027
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	185,000	185,027
Ohio 1.2%				2,313,360
American Municipal Power, Inc. Combined Hydroelectric Projects, Series A	5.000	02-15-33	400,000	447,820
City of Columbus Series A, GO	3.000	08-15-32	750,000	747,005
County of Ohio The Highlands Project	5.000	06-01-32	365,000	388,786
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	300,000	306,146
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-32	250,000	275,657
Ohio Air Quality Development Authority FirstEnergy, Series D	3.375	08-01-29	150,000	147,946
Oklahoma 0.8%				1,656,764
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	235,000	249,905
Cleveland Educational Facilities Authority Cleveland Public Schools Project	5.000	09-01-33	285,000	310,745
13	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Oklahoma (continued)
Oklahoma City Public Property Authority Arena Sales Tax Revenue (D)	5.000	06-01-31	1,000,000	$1,096,114
Oregon 0.8%				1,521,643
City of Newport Series B, GO (B)(C)	3.073	06-01-27	400,000	387,877
Oregon City School District No. 62 Series A, GO (C)	2.874	06-15-29	450,000	412,328
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-28	320,000	330,903
Oregon State Lottery Series A	5.000	04-01-28	190,000	198,520
Washington County Oregon School District No.48 Series A, GO (C)	3.182	06-15-31	105,000	89,458
Washington County Oregon School District No.48 Series A, GO (C)	3.281	06-15-32	125,000	102,557
Pennsylvania 4.0%				7,791,112
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	468,695
Boyertown Area School District, GO (B)	4.000	11-01-27	425,000	425,386
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	220,000	220,580
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	542,794
Commonwealth of Pennsylvania First Series, Bid Group A, GO	5.000	08-01-33	60,000	67,845
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	70,000	69,669
Lancaster County Hospital Authority Masonic Villages Project, Series A	5.000	11-01-32	445,000	486,119
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-31	200,000	201,296
Latrobe Industrial Development Authority Seton Hill University	5.000	03-01-36	850,000	888,249
Monroeville Finance Authority UPMC Obligated Group, Series C	5.000	02-01-27	300,000	304,098
Monroeville Finance Authority UPMC Obligated Group, Series C	5.000	02-01-28	225,000	232,788
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	600,000	600,630
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series C	5.250	12-01-37	500,000	500,521
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project	4.000	07-01-30	1,600,000	1,624,424
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	14

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency Walnut Park Plaza, Series B (D)	3.000	02-01-30	1,000,000	$1,000,000
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	160,000	158,018
Puerto Rico 2.2%				4,277,027
Commonwealth of Puerto Rico Series A1, GO	5.625	07-01-27	2,600,000	2,641,023
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (C)	2.122	11-01-43	270,000	186,300
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	3.149	07-01-27	1,500,000	1,449,704
Rhode Island 0.3%				551,345
Rhode Island Health and Educational Building Corp. RI Properties LLC Project, Series A (B)	5.000	07-01-32	210,000	226,379
Rhode Island Health and Educational Building Corp. RI Properties LLC Project, Series A (B)	5.000	07-01-33	300,000	324,966
South Carolina 2.2%				4,404,093
Fort Mill School District No. 4 Series E, GO	3.000	03-01-31	220,000	217,919
Medical University Hospital Authority Nexton Project (D)	5.250	11-15-54	2,000,000	2,041,180
Richland County School District No. 1 Series D, GO	3.500	03-01-28	350,000	350,112
South Carolina Jobs-Economic Development Authority Wofford College	5.000	04-01-27	25,000	25,030
South Carolina Public Service Authority Prerefunded, Series A	5.000	12-01-30	95,000	95,000
South Carolina Public Service Authority Series A	5.000	12-01-33	1,000,000	1,127,218
South Carolina Public Service Authority Unrefunded, Series A	5.000	12-01-30	200,000	200,213
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	355,000	347,421
Tennessee 1.6%				3,087,316
Clarksville Independent School District, GO	2.000	02-15-34	205,000	180,259
Knoxville Industrial Development Board Maplehurst Park Apartments Project (A)	4.250	11-01-30	750,000	745,430
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series B	5.000	07-01-29	500,000	531,137
15	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series B	5.000	07-01-32	1,000,000	$1,099,799
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	500,000	530,691
Texas 13.2%				26,045,455
Alief Independent School District, GO	2.000	02-15-35	530,000	446,322
Boerne Independent School District, GO	3.125	02-01-53	320,000	320,162
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)(E)	12.000	06-01-43	93,737	3,281
Brooks Development Authority Series B (A)	5.000	08-15-47	250,000	262,983
City of Austin Airport System Revenue Series B, AMT	5.000	11-15-31	1,500,000	1,634,982
City of Georgetown Series A, GO	3.000	08-15-29	775,000	775,015
City of Houston Airport System Revenue United Airlines, Inc. Ground Services Equipment Facility Project, AMT	5.500	07-15-36	1,000,000	1,077,964
City of Houston Airport System Revenue United Airlines, Inc. Terminal Improvement Project, Series B, AMT	5.250	07-15-30	1,000,000	1,049,705
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	1,000,000	1,064,555
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	4.250	09-01-33	350,000	352,771
City of San Antonio Electric & Gas Systems Revenue Series A	3.080	02-01-55	500,000	498,742
City of San Antonio Electric & Gas Systems Revenue Series A	3.150	02-01-55	1,120,000	1,110,314
County of Liberty, GO	6.000	08-01-31	1,000,000	1,146,142
County of Midland, GO	5.000	02-15-28	10,000	10,384
Dallas Fort Worth International Airport Series A-1, AMT	5.000	11-01-29	625,000	664,952
Dallas Fort Worth International Airport Series A-2, AMT	5.000	11-01-50	800,000	863,787
Dallas Fort Worth International Airport Series C, AMT	5.000	11-01-30	500,000	539,227
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	242,312
Elevon Municipal Utility District No. 1-A, GO (B)	4.000	09-01-33	310,000	315,024
Frisco Independent School District School Building, Series B, GO	5.000	08-15-29	170,000	170,747
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	16

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Municipal Utility District No. 171 Series A, GO (B)	3.000	12-01-32	100,000	$96,800
Harrisburg Redevelopment Authority (B)	5.000	09-01-30	450,000	485,137
Houston Independent School District Series A, GO	5.000	07-15-45	1,000,000	1,042,046
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	4.000	09-01-35	50,000	49,498
Las Varas Public Facility Corp. Central at Commerce, Series A	3.350	11-01-44	1,700,000	1,690,021
Mission Economic Development Corp. Graphic Packaging International LLC Project, AMT (D)	5.000	12-01-64	2,500,000	2,579,579
Montgomery County Higher Education and Health Authority Thomas Jefferson University Project	5.000	09-01-26	230,000	231,158
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-29	120,000	127,257
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-30	130,000	139,742
New Hope Cultural Education Facilities Finance Corp. Bella Vida Facility Living Project, Series B-1	5.250	10-01-30	250,000	248,114
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.250	07-01-32	100,000	101,002
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	210,000	209,324
Palestine Independent School District, GO	5.000	02-15-28	635,000	659,497
Port Authority of Houston Series A, AMT, GO	5.000	10-01-32	345,000	358,708
Port of Beaumont Industrial Development Authority Jefferson Gulf Coast Energy Project, Series B (A)	4.100	01-01-28	1,250,000	1,141,229
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	540,000	540,039
State of Texas Transporation Commission Mobility Fund, Series A, GO	3.300	10-01-29	100,000	100,022
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	115,000	123,582
Terrell Independent School District School Building, GO	4.000	08-01-32	1,000,000	1,000,076
Texas Municipal Gas Acquisition & Supply Corp. I Series D	6.250	12-15-26	555,000	564,763
Texas Municipal Gas Acquisition & Supply Corp. V Gas Supply Revenue	5.000	04-01-28	125,000	128,343
17	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. V Gas Supply Revenue	5.000	04-01-29	250,000	$259,090
Texas Municipal Gas Acquisition & Supply Corp. VI Gas Supply Revenue	5.000	01-01-36	1,000,000	1,067,595
Texas State University System Series C (D)	5.000	03-15-34	500,000	553,462
Utah 1.6%				3,105,385
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-29	505,000	534,442
Mida Mountain Village Public Infrastructure District Series 2 (0.000% to 6-1-31, then 5.000% thereafter) (A)	0.000	06-01-35	350,000	282,531
State of Utah, GO	3.000	07-01-34	1,000,000	993,783
Utah Infrastructure Agency Series A	5.000	10-15-28	1,000,000	1,012,326
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-28	140,000	140,992
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-29	135,000	141,311
Vermont 0.1%				255,310
Vermont Economic Development Authority Casella Waste System, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	250,000	255,310
Virginia 0.1%				200,771
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	200,771
Washington 1.1%				2,133,092
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (B)	5.000	12-01-32	300,000	334,046
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	405,000	436,821
Port of Seattle Series B, AMT	5.000	08-01-26	500,000	501,755
Washington Economic Development Finance Authority Husky Terminal Improvement Project, AMT	5.875	12-01-45	500,000	508,701
Washington State Housing Finance Commission Horizon House Project, Series B-1	5.000	01-01-35	350,000	351,769
West Virginia 0.5%				1,000,693
West Virginia Economic Development Authority Mitchell Project, Series A, AMT	4.700	04-01-36	1,000,000	1,000,693
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	18

	Rate (%)	Maturity date	Par value^	Value
Wisconsin 3.7%				$7,355,471
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-30	200,000	206,914
Public Finance Authority Driftwood Golf and Ranch Club Project, GO (A)(C)	6.499	12-15-39	327,000	137,680
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	965,000	965,179
Public Finance Authority Kawa Fund, Ltd., Class A, Series 1	3.625	06-15-63	1,500,000	1,498,541
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-28	315,000	328,211
Public Finance Authority Maniilaq Association Employee Housing Project	5.000	12-01-31	550,000	583,842
Public Finance Authority Maniilaq Association Employee Housing Project	5.000	12-01-32	550,000	586,786
Public Finance Authority Midtown Project (A)(C)	6.092	12-15-34	295,000	176,699
Public Finance Authority Revolution Academy (A)	5.000	10-01-36	1,225,000	1,250,237
Public Finance Authority Sky Harbour Capital III LLC Aviation Facilities Project, AMT (A)	6.000	07-01-60	1,000,000	1,016,342
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	95,000	95,006

Wisconsin Health & Educational Facilities Authority Wisconsin Museum of Nature and Culture, Inc. Project (A)	6.500	11-01-36	500,000	510,034
Corporate bonds 0.0%				$111,401
(Cost $309,381)
Materials 0.0%				111,401
Paper and forest products 0.0%
Domtar Corp. (A)	6.750	10-01-28	150,000	111,401

	Yield (%)	Shares	Value
Short-term investments 3.2%			$6,280,712
(Cost $6,280,946)
Short-term funds 3.2%
John Hancock Collateral Trust (F)	3.5217(G)	628,027	6,280,712

Total investments (Cost $207,097,636) 104.9%			$207,020,775
Other assets and liabilities, net (4.9%)			(9,731,748)
Total net assets 100.0%			$197,289,027

19	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $28,316,971 or 14.4% of the fund’s net assets as of 5-31-26.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 5-31-26.
At 5-31-26, the aggregate cost of investments for federal income tax purposes was $206,956,200. Net unrealized appreciation aggregated to $64,575, of which $1,218,571 related to gross unrealized appreciation and $1,153,996 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	2.6
Build America Mutual Assurance Company	2.6
TOTAL	5.2
The fund had the following portfolio composition as a percentage of total investments on 5-31-26:
General obligation bonds	13.2%
Revenue bonds	83.7%
Other revenue	24.5%
Development	13.3%
Health care	10.7%
Airport	9.7%
Housing	7.5%
Education	5.6%
Utilities	4.7%
Pollution	4.6%
Water and sewer	2.5%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments	3.0%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	20

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-26

Assets
Unaffiliated investments, at value (Cost $200,816,690)	$200,740,063
Affiliated investments, at value (Cost $6,280,946)	6,280,712
Total investments, at value (Cost $207,097,636)	207,020,775
Dividends and interest receivable	2,341,330
Receivable for fund shares sold	1,503,315
Other assets	68,809
Total assets	210,934,229
Liabilities
Distributions payable	9,732
Payable for investments purchased	153,444
Payable for delayed-delivery securities purchased	13,122,776
Payable for fund shares repurchased	307,763
Payable to affiliates
Investment management fees	62
Accounting and legal services fees	9,332
Transfer agent fees	13,132
Trustees’ fees	219
Other liabilities and accrued expenses	28,742
Total liabilities	13,645,202
Net assets	$197,289,027
Net assets consist of
Paid-in capital	$197,262,829
Total distributable earnings (loss)	26,198
Net assets	$197,289,027

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($17,091,976 ÷ 1,678,703 shares)[1]	$10.18
Class C ($1,731,988 ÷ 170,111 shares)[1]	$10.18
Class I ($176,239,842 ÷ 17,306,756 shares)	$10.18
Class R6 ($2,225,221 ÷ 218,486 shares)	$10.18
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$10.41

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
21	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-26

Investment income
Interest	$4,043,076
Dividends from affiliated investments	142,468
Total investment income	4,185,544
Expenses
Investment management fees	374,934
Distribution and service fees	23,461
Accounting and legal services fees	18,353
Transfer agent fees	77,050
Trustees’ fees	2,181
Custodian fees	26,299
State registration fees	80,964
Printing and postage	20,141
Professional fees	55,049
Other	17,766
Total expenses	696,198
Less expense reductions	(206,690)
Net expenses	489,508
Net investment income	3,696,036
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	141,230
Affiliated investments	(2,368)
138,862
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(84,519)
Affiliated investments	(234)
(84,753)
Net realized and unrealized gain	54,109
Increase in net assets from operations	$3,750,145
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	22

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-26	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$3,696,036	$1,550,385
Net realized gain (loss)	138,862	(43,083)
Change in net unrealized appreciation (depreciation)	(84,753)	321,510
Increase in net assets resulting from operations	3,750,145	1,828,812
Distributions to shareholders
From earnings
Class A	(236,184)	(14,903)
Class C	(13,297)	(3,469)
Class I	(2,765,734)	(933,159)
Class R6	(531,405)	(977,840)
Total distributions	(3,546,620)	(1,929,371)
From fund share transactions	143,290,961	20,549,591
Total increase	143,494,486	20,449,032
Net assets
Beginning of year	53,794,541	33,345,509
End of year	$197,289,027	$53,794,541
23	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.03	$10.02	$9.85	$10.00
Net investment income[2]	0.35	0.36	0.35	0.28
Net realized and unrealized gain (loss) on investments	0.14	0.12	0.25	(0.12)
Total from investment operations	0.49	0.48	0.60	0.16
Less distributions
From net investment income	(0.34)	(0.36)	(0.34)	(0.31)
From net realized gain	—	(0.11)	(0.09)	—
Total distributions	(0.34)	(0.47)	(0.43)	(0.31)
Net asset value, end of period	$10.18	$10.03	$10.02	$9.85
Total return (%)[3,4]	4.94	4.79	6.16	1.68[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	1.16	1.39	2.15[7]
Expenses including reductions	0.62	0.61	0.60	0.61[7]
Net investment income	3.40	3.58	3.54	2.87[7]
Portfolio turnover (%)	73	56	255	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	24

CLASS C SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.03	$10.01	$9.85	$10.00
Net investment income[2]	0.27	0.29	0.28	0.19
Net realized and unrealized gain (loss) on investments	0.14	0.12	0.23	(0.10)
Total from investment operations	0.41	0.41	0.51	0.09
Less distributions
From net investment income	(0.26)	(0.28)	(0.26)	(0.24)
From net realized gain	—	(0.11)	(0.09)	—
Total distributions	(0.26)	(0.39)	(0.35)	(0.24)
Net asset value, end of period	$10.18	$10.03	$10.01	$9.85
Total return (%)[3,4]	4.16	4.12	5.27	0.94[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66	1.91	2.14	2.90[7]
Expenses including reductions	1.37	1.36	1.35	1.36[7]
Net investment income	2.65	2.84	2.76	1.97[7]
Portfolio turnover (%)	73	56	255	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
25	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.04	$10.02	$9.85	$10.00
Net investment income[2]	0.36	0.38	0.36	0.29
Net realized and unrealized gain (loss) on investments	0.14	0.12	0.25	(0.11)
Total from investment operations	0.50	0.50	0.61	0.18
Less distributions
From net investment income	(0.36)	(0.37)	(0.35)	(0.33)
From net realized gain	—	(0.11)	(0.09)	—
Total distributions	(0.36)	(0.48)	(0.44)	(0.33)
Net asset value, end of period	$10.18	$10.04	$10.02	$9.85
Total return (%)[3]	5.00	5.05	6.32	1.83[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$176	$33	$13	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	0.91	1.14	1.90[6]
Expenses including reductions	0.47	0.47	0.45	0.46[6]
Net investment income	3.58	3.73	3.70	2.97[6]
Portfolio turnover (%)	73	56	255	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	26

CLASS R6 SHARES Period ended	5-31-26	5-31-25	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.04	$10.02	$9.85	$10.00
Net investment income[2]	0.38	0.38	0.37	0.29
Net realized and unrealized gain (loss) on investments	0.12	0.13	0.24	(0.11)
Total from investment operations	0.50	0.51	0.61	0.18
Less distributions
From net investment income	(0.36)	(0.38)	(0.35)	(0.33)
From net realized gain	—	(0.11)	(0.09)	—
Total distributions	(0.36)	(0.49)	(0.44)	(0.33)
Net asset value, end of period	$10.18	$10.04	$10.02	$9.85
Total return (%)[3]	5.08	5.11	6.33	1.84[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$20	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.58	0.85	1.13	1.88[5]
Expenses including reductions	0.39	0.41	0.44	0.44[5]
Net investment income	3.75	3.79	3.67	2.99[5]
Portfolio turnover (%)	73	56	255	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
27	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Short Duration Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	28

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$200,628,662	—	$200,628,662	—
Corporate bonds	111,401	—	111,401	—
Short-term investments	6,280,712	$6,280,712	—	—
Total investments in securities	$207,020,775	$6,280,712	$200,740,063	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
29	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2026 were $424.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2026, the fund has a short-term capital loss carryforward of $45,401 available to offset future net realized capital gains. This carryforward does not expire.
As of May 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2026 and 2025 was as follows:
	May 31, 2026	May 31, 2025
Ordinary income	$33,619	$430,659
Exempt Income	3,513,001	1,498,712
Total	$3,546,620	$1,929,371
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2026, the components of distributable earnings on a tax basis consisted of $16,756 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	30

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.370% of the ﬁrst $100 million of the fund’s average daily net assets, (b) 0.340% of the next $400 million of the fund’s average daily net assets, (c) 0.300% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.38% of the fund’s average daily net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This arrangement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2025, the cap was 0.39% of the fund’s average daily net assets.
For the year ended May 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,939
Class C	822
Class I	147,089
Class	Expense reduction
Class R6	$39,050
Total	$198,900

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
31	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2026, were equivalent to a net annual effective rate of 0.17% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $7,258 and $532 for Class A and Class C shares, respectively, for the year ended May 31, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $66,885 for the year ended May 31, 2026. Of this amount, $4,857 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $62,028 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2026, CDSCs received by the Distributor amounted to $1,392 and $100 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	32

Class level expenses. Class level expenses for the year ended May 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$18,145	$6,304
Class C	5,316	463
Class I	—	69,479
Class R6	—	804
Total	$23,461	$77,050
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2026 and 2025 were as follows:
	Year Ended 5-31-26		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,963,009	$20,072,052	57,294	$583,203
Distributions reinvested	23,132	236,184	1,418	14,365
Repurchased	(343,813)	(3,513,211)	(45,099)	(461,833)
Net increase	1,642,328	$16,795,025	13,613	$135,735
Class C shares
Sold	161,729	$1,651,971	—	—
Distributions reinvested	1,173	11,973	150	$1,521
Repurchased	(1,782)	(18,168)	—	—
Net increase	161,120	$1,645,776	150	$1,521
Class I shares
Sold	16,258,564	$166,218,773	2,450,703	$24,799,266
Distributions reinvested	270,964	2,765,415	92,175	932,946
Repurchased	(2,519,428)	(25,724,099)	(535,202)	(5,415,723)
Net increase	14,010,100	$143,260,089	2,007,676	$20,316,489
Class R6 shares
Sold	8,907	$91,921	8,199	$83,464
Distributions reinvested	1,232	12,564	1,222	12,382
Repurchased	(1,809,499)	(18,514,414)	—	—
Net increase (decrease)	(1,799,360)	$(18,409,929)	9,421	$95,846
Total net increase	14,014,188	$143,290,961	2,030,860	$20,549,591
Affiliates of the fund owned 3% and 100% of shares of Class C and Class R6, respectively, on May 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
33	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $220,259,199 and $76,026,066, respectively, for the year ended May 31, 2026.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	628,027	$195	$119,766,835	$(113,483,716)	$(2,368)	$(234)	$142,468	—	$6,280,712
Note 8—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Short Duration Municipal Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Short Duration Municipal Opportunities Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026 and the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the three years in the period ended May 31, 2026 and for the period from June 9, 2022 (commencement of operations) to May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the three years in the period ended May 31, 2026 and for the period from June 9, 2022 (commencement of operations) to May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 9, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
35	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2026.
99.16% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	36

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, statement regarding basis for approval of investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
37	|

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5530261	489A 5/26
7/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 9, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	July 9, 2026